SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 65.5%
	Shares	Value
CANADA — 0.0%
Brookfield Asset Management, Cl A	230	$10,844

PERU — 0.0%
Southern Copper	1,684	102,758

SWITZERLAND — 0.0%
TE Connectivity	1,704	214,908

UNITED KINGDOM — 0.1%
Linde	2,187	735,882

UNITED STATES — 65.4%
COMMUNICATION SERVICES — 2.9%
Activision Blizzard	3,284	242,852
Alphabet, Cl A *	29,377	2,966,783
Alphabet, Cl C *	28,410	2,882,194
AT&T	85,110	1,640,921
Comcast, Cl A	6,904	252,963
DISH Network, Cl A *	2,940	47,187
Electronic Arts	1,941	253,844
Fox, Cl A	3,472	112,666
Fox, Cl B	2,648	80,817
Interpublic Group	4,420	151,871
Liberty Broadband, Cl C *	1,573	142,923
Liberty Media -Liberty Formula One, Cl C *	2,990	182,211
Liberty Media -Liberty SiriusXM, Cl A *	1,491	65,336
Liberty Media -Liberty SiriusXM, Cl B *	2,176	95,374
Live Nation Entertainment *	1,417	103,101
Lumen Technologies *	25,003	136,766
Meta Platforms, Cl A *	14,958	1,766,540
Netflix *	1,016	310,418
News, Cl A	5,717	109,481
News, Cl B	2,934	57,066
Omnicom Group	3,901	311,144
Paramount Global, Cl B	4,906	98,512
ROBLOX, Cl A *	977	31,039
Sirius XM Holdings	11,567	75,070
Take-Two Interactive Software *	966	102,097
T-Mobile US *	3,776	571,913

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Trade Desk, Cl A *	810	$42,233
Verizon Communications	45,696	1,781,230
Walt Disney *	6,849	670,312
Warner Bros Discovery *	15,823	180,382
		15,465,246

CONSUMER DISCRETIONARY — 6.0%
ADT	3,951	36,902
Advance Auto Parts	894	134,985
Amazon.com *	39,200	3,784,368
Aptiv *	1,406	149,978
Aramark	3,598	149,677
AutoNation *	7,727	957,453
AutoZone *	436	1,124,444
Bath & Body Works	3,762	159,885
Best Buy	5,622	479,557
Booking Holdings *	164	341,030
BorgWarner	3,607	153,334
Caesars Entertainment *	1,927	97,911
CarMax *	2,063	143,090
Chipotle Mexican Grill, Cl A *	180	292,853
Choice Hotels International	751	92,538
Darden Restaurants	1,419	208,579
Deckers Outdoor *	227	90,546
Dick's Sporting Goods	5,994	716,763
Dollar General	5,285	1,351,269
Dollar Tree *	3,120	468,905
Domino's Pizza	573	222,742
DoorDash, Cl A *	805	46,891
DR Horton	9,765	839,790
eBay	6,332	287,726
Etsy *	692	91,406
Expedia Group *	668	71,369
Five Below *	508	81,717
Floor & Decor Holdings, Cl A *	2,395	178,739
Ford Motor	32,143	446,788
Garmin	4,317	401,438
General Motors	11,955	484,895
Gentex	8,426	243,511
Genuine Parts	1,331	244,012

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Hasbro	2,120	$133,178
Hilton Worldwide Holdings	1,877	267,698
Home Depot	5,159	1,671,464
Hyatt Hotels, Cl A *	425	42,636
Las Vegas Sands *	3,090	144,736
Lear	951	137,172
Lennar, Cl A	4,547	399,363
Lennar, Cl B	300	21,783
LKQ	12,623	685,808
Lowe's	5,910	1,256,170
Lululemon Athletica *	1,350	513,418
Marriott International, Cl A	1,649	272,662
McDonald's	4,658	1,270,656
NIKE, Cl B	7,504	823,114
NVR *	44	204,116
O'Reilly Automotive *	798	689,903
Penske Automotive Group	7,201	910,566
Polaris	719	82,009
Pool	1,487	489,833
PulteGroup	11,215	502,208
Ross Stores	2,424	285,232
Service International	2,804	200,346
Starbucks	5,137	525,001
Tapestry	2,045	77,240
Target	9,869	1,648,814
Tesla *	8,147	1,586,221
TJX	8,117	649,766
Tractor Supply	3,585	811,321
Ulta Beauty *	980	455,543
Vail Resorts	505	130,058
Whirlpool	1,387	203,237
Williams-Sonoma	6,158	719,870
Wynn Resorts *	834	69,772
Yum! Brands	2,040	262,466
		32,718,471

CONSUMER STAPLES — 6.1%
Albertsons, Cl A	2,408	50,448
Altria Group	43,157	2,010,253
Archer-Daniels-Midland	9,037	881,108

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
BJ's Wholesale Club Holdings *	2,796	$210,371
Brown-Forman, Cl A	359	26,203
Brown-Forman, Cl B	1,806	131,874
Bunge	1,742	182,631
Campbell Soup	49,181	2,639,544
Casey's General Stores	834	202,679
Celsius Holdings *	347	38,635
Church & Dwight	2,027	165,950
Clorox	280	41,622
Coca-Cola	21,608	1,374,485
Colgate-Palmolive	4,095	317,281
Conagra Brands	2,821	107,142
Constellation Brands, Cl A	1,530	393,745
Costco Wholesale	2,495	1,345,429
Darling Ingredients *	2,067	148,473
Estee Lauder, Cl A	2,398	565,424
Flowers Foods	33,235	998,712
General Mills	32,580	2,779,074
Hershey	2,658	625,082
Hormel Foods	5,089	239,183
J M Smucker	11,713	1,803,919
Kellogg	20,788	1,516,485
Keurig Dr Pepper	3,589	138,787
Kimberly-Clark	637	86,396
Kraft Heinz	18,357	722,348
Kroger	14,048	691,021
Lamb Weston Holdings	2,341	203,433
McCormick	2,266	192,900
Molson Coors Beverage, Cl B	9,079	500,344
Mondelez International, Cl A	11,963	808,818
Monster Beverage *	2,083	214,257
PepsiCo	19,757	3,665,121
Performance Food Group *	700	42,686
Philip Morris International	10,888	1,085,207
Post Holdings *	4,303	402,804
Procter & Gamble	13,495	2,012,914
Sysco	3,290	284,618
Tyson Foods, Cl A	3,016	199,900
US Foods Holding *	1,428	52,236
Walgreens Boots Alliance	8,151	338,267

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Walmart	16,334	$2,489,628
		32,927,437

ENERGY — 6.7%
Antero Resources *	12,364	451,904
APA	12,477	584,547
Baker Hughes, Cl A	9,283	269,393
Cheniere Energy	2,027	355,455
Chesapeake Energy	13,910	1,439,685
Chevron	30,906	5,665,379
ConocoPhillips	25,809	3,187,670
Coterra Energy	14,938	416,920
Devon Energy	30,992	2,123,572
Diamondback Energy	5,824	862,068
DT Midstream	1,451	87,539
EOG Resources	10,721	1,521,632
EQT	5,366	227,572
Exxon Mobil	66,168	7,367,145
Halliburton	11,488	435,280
Hess	4,410	634,643
HF Sinclair	7,120	443,861
Kinder Morgan	19,697	376,607
Marathon Oil	74,635	2,286,070
Marathon Petroleum	8,707	1,060,600
Matador Resources	643	42,669
NOV	1,776	39,889
Occidental Petroleum	24,274	1,686,800
ONEOK	6,358	425,477
Ovintiv	2,815	156,964
Phillips 66	3,800	412,072
Pioneer Natural Resources	3,707	874,815
Range Resources	2,106	60,800
Schlumberger	12,157	626,693
Southwestern Energy *	7,356	50,903
Targa Resources	3,556	264,531
Texas Pacific Land	64	165,923
Valero Energy	8,628	1,152,874
Williams	10,560	366,432
		36,124,384

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — 7.7%
Aflac	7,042	$506,531
Allstate	5,696	762,694
Ally Financial	5,697	153,876
American Express	4,955	780,859
American Financial Group	1,501	213,472
American International Group	5,266	332,337
Ameriprise Financial	4,343	1,441,659
Aon, Cl A	2,737	843,762
Apollo Global Management	2,331	161,748
Arch Capital Group *	5,089	304,882
Ares Management, Cl A	1,108	86,856
Arthur J Gallagher	1,666	331,717
Assurant	1,928	247,208
Assured Guaranty	9,721	647,127
Bank of America	34,239	1,295,946
Bank of New York Mellon	6,027	276,639
Bank OZK	3,550	163,833
Berkshire Hathaway, Cl B *	8,577	2,732,632
BlackRock, Cl A	881	630,796
Blackstone, Cl A	3,114	285,024
Brown & Brown	4,375	260,706
Capital One Financial	3,001	309,823
Carlyle Group	2,843	88,616
Cboe Global Markets	1,155	146,500
Charles Schwab	6,282	518,516
Chubb	6,350	1,394,397
Cincinnati Financial	1,700	188,632
Citigroup	9,203	445,517
Citizens Financial Group	4,500	190,710
CME Group, Cl A	1,526	269,339
CNA Financial	896	38,152
Comerica	1,667	119,591
Commerce Bancshares	2,527	189,323
Cullen	300	43,521
Discover Financial Services	4,201	455,220
East West Bancorp	16,434	1,153,831
Equitable Holdings	8,532	270,806
Erie Indemnity, Cl A	557	157,291
Everest Re Group	1,103	372,748
FactSet Research Systems	625	288,306
Fidelity National Financial	10,150	409,654

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Fifth Third Bancorp	6,198	$225,359
First American Financial	1,494	81,647
First Citizens BancShares, Cl A	239	195,134
First Horizon	2,717	67,517
First Republic Bank	1,491	190,267
Franklin Resources	3,098	83,057
Globe Life	1,266	151,869
Goldman Sachs Group	1,605	619,771
Hanover Insurance Group	1,622	238,921
Hartford Financial Services Group	3,671	280,354
Huntington Bancshares	13,524	209,352
Interactive Brokers Group, Cl A	500	40,150
Intercontinental Exchange	1,852	200,590
Invesco	2,348	44,870
Jefferies Financial Group	3,109	118,111
JPMorgan Chase	19,994	2,762,771
KeyCorp	10,707	201,399
KKR	2,812	145,999
Loews	2,777	161,483
LPL Financial Holdings	893	211,382
M&T Bank	2,107	358,232
Markel *	120	158,981
Marsh & McLennan	3,198	553,830
MetLife	9,778	749,973
Moody's	923	275,303
Morgan Stanley	22,346	2,079,742
Morningstar	512	125,507
MSCI, Cl A	498	252,899
Nasdaq	8,031	549,802
Northern Trust	2,133	198,604
Old Republic International	1,826	44,737
PNC Financial Services Group	1,806	303,878
Principal Financial Group	2,833	254,063
Progressive	6,618	874,569
Prosperity Bancshares	1,093	82,598
Prudential Financial	3,417	369,139
Raymond James Financial	2,739	320,189
Regions Financial	54,159	1,257,030
Reinsurance Group of America, Cl A	392	56,605
Robinhood Markets, Cl A *	7,751	74,332
S&P Global	1,645	580,356

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
SEI Investments	2,552	$158,939
Signature Bank NY	937	130,712
State Street	3,066	244,268
SVB Financial Group *	556	128,870
Synchrony Financial	5,791	217,626
T Rowe Price Group	2,853	356,368
Tradeweb Markets, Cl A	940	57,772
Travelers	7,645	1,451,097
Truist Financial	5,733	268,362
Unum Group	907	38,257
US Bancorp	7,900	358,581
Webster Financial	2,566	139,436
Wells Fargo	21,761	1,043,440
Western Alliance Bancorp	15,311	1,049,416
Willis Towers Watson	967	238,037
WR Berkley	9,566	729,695
Zions Bancorp	2,333	120,896
		41,992,941

HEALTH CARE — 10.8%
Abbott Laboratories	7,399	795,984
AbbVie	27,868	4,491,764
ABIOMED *	362	136,760
Agilent Technologies	2,087	323,443
agilon health *	2,031	35,664
Alnylam Pharmaceuticals *	673	148,457
AmerisourceBergen, Cl A	6,226	1,062,716
Amgen	8,049	2,305,234
Avantor *	4,274	95,225
Becton Dickinson	973	242,608
Biogen *	1,555	474,539
BioMarin Pharmaceutical *	1,333	134,606
Bio-Rad Laboratories, Cl A *	545	226,017
Bio-Techne	2,084	177,119
Boston Scientific *	4,427	200,410
Bristol-Myers Squibb	14,777	1,186,298
Bruker	1,269	85,543
Cardinal Health	5,673	454,804
Catalent *	1,113	55,795
Centene *	3,991	347,417

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Charles River Laboratories International *	645	$147,428
Cigna	4,755	1,563,872
Cooper	384	121,478
CVS Health	9,497	967,554
Danaher	5,558	1,519,613
DaVita *	2,294	169,137
DexCom *	1,310	152,327
Edwards Lifesciences *	3,582	276,710
Elevance Health	3,147	1,677,099
Eli Lilly	11,084	4,113,051
Gilead Sciences	15,684	1,377,526
HCA Healthcare	4,997	1,200,379
Henry Schein *	2,209	178,752
Hologic *	3,662	278,898
Horizon Therapeutics *	9,608	963,586
Humana	1,586	872,141
IDEXX Laboratories *	883	376,043
Incyte *	1,459	116,239
Insulet *	201	60,173
Intuitive Surgical *	816	220,638
IQVIA Holdings *	1,590	346,652
Jazz Pharmaceuticals *	876	137,453
Johnson & Johnson	15,521	2,762,738
Laboratory Corp of America Holdings	1,179	283,785
McKesson	6,570	2,507,638
Medtronic	4,986	394,093
Merck	50,847	5,599,272
Mettler-Toledo International *	275	404,129
Moderna *	4,091	719,648
Molina Healthcare *	2,627	884,695
Neogen *	2,430	40,241
Neurocrine Biosciences *	980	124,519
Novocure *	472	36,269
Organon	1,389	36,142
PerkinElmer	1,253	175,082
Pfizer	55,305	2,772,440
Premier, Cl A	1,262	42,088
Quest Diagnostics	3,134	475,835
Regeneron Pharmaceuticals *	627	471,316
Repligen *	508	90,851
ResMed	2,170	499,534

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Royalty Pharma, Cl A	2,289	$100,647
Seagen *	699	84,852
Shockwave Medical *	137	34,743
STERIS	725	134,662
Stryker	1,096	256,343
Teleflex	95	22,241
Thermo Fisher Scientific	2,307	1,292,428
United Therapeutics *	2,503	700,565
UnitedHealth Group	9,866	5,404,200
Universal Health Services, Cl B	1,352	176,909
Veeva Systems, Cl A *	939	178,748
Vertex Pharmaceuticals *	1,412	446,757
Waters *	629	218,011
West Pharmaceutical Services	1,428	335,094
Zimmer Biomet Holdings	1,802	216,420
Zoetis, Cl A	4,865	749,891
		58,489,978

INDUSTRIALS — 7.9%
3M	5,081	640,054
A O Smith	2,094	127,190
Advanced Drainage Systems	211	20,522
AECOM	3,086	262,310
AGCO	3,452	458,149
Air Lease, Cl A	1,766	68,203
Allegion	1,516	172,293
AMERCO *	2,740	173,121
American Airlines Group *	10,957	158,109
AMETEK	2,718	387,097
Armstrong World Industries	1,415	108,120
Avis Budget Group *	252	56,347
Axon Enterprise *	153	28,157
Boeing *	2,431	434,857
Booz Allen Hamilton Holding, Cl A	6,481	689,578
Builders FirstSource *	13,458	860,370
Carlisle	1,424	374,669
Carrier Global	8,783	389,263
Caterpillar	4,256	1,006,161
CH Robinson Worldwide	546	54,720
Cintas	1,824	842,287

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Copart *	8,618	$573,614
CoStar Group *	2,280	184,771
CSX	18,285	597,737
Cummins	4,666	1,171,912
Deere	2,423	1,068,543
Delta Air Lines *	6,402	226,439
Dover	5,664	804,005
Eaton	7,093	1,159,351
Emerson Electric	9,100	871,507
Equifax	822	162,238
Esab	895	42,369
Expeditors International of Washington	3,414	396,229
Fastenal	14,853	765,078
FedEx	1,424	259,481
Fortive	2,477	167,321
Fortune Brands Home & Security	644	42,079
FTI Consulting *	535	92,459
Generac Holdings *	745	78,612
General Dynamics	2,151	542,891
General Electric	5,339	458,994
Graco	2,579	180,453
HEICO	933	151,435
HEICO, Cl A	711	90,141
Honeywell International	3,508	770,181
Howmet Aerospace	8,692	327,428
Hubbell, Cl B	2,808	713,400
Huntington Ingalls Industries	492	114,124
IDEX	1,364	323,936
Illinois Tool Works	1,870	425,369
Ingersoll Rand	8,696	469,323
ITT	3,419	288,974
Jacobs Solutions	4,060	513,752
JB Hunt Transport Services	2,083	383,043
Johnson Controls International	6,565	436,179
Knight-Swift Transportation Holdings, Cl A	943	52,270
L3Harris Technologies	1,401	318,139
Landstar System	1,983	343,019
Leidos Holdings	1,976	216,036
Lennox International	518	134,903
Lincoln Electric Holdings	194	28,689
Lockheed Martin	4,793	2,325,516

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Masco	6,042	$306,813
Middleby *	240	34,606
Nordson	1,091	258,011
Norfolk Southern	2,433	624,064
Northrop Grumman	951	507,159
Old Dominion Freight Line	3,488	1,055,504
Otis Worldwide	2,931	228,882
Owens Corning	4,149	368,597
PACCAR	3,854	408,177
Parker-Hannifin	3,277	979,626
Pentair	2,567	117,492
Plug Power *	2,429	38,767
Quanta Services	6,611	990,857
Raytheon Technologies	6,888	679,983
Regal Beloit	3,694	484,320
Republic Services, Cl A	2,432	338,753
Robert Half International	3,102	244,376
Rockwell Automation	1,009	266,598
Rollins	3,031	122,574
RXO *	2,390	45,410
Snap-on	1,903	457,862
Southwest Airlines *	6,046	241,296
Stanley Black & Decker	1,173	95,858
Textron	2,354	168,028
Timken	1,532	116,401
Toro	1,660	184,243
Trane Technologies	5,971	1,065,346
TransDigm Group *	367	230,659
TransUnion	1,838	115,941
Uber Technologies *	1,759	51,257
Union Pacific	5,383	1,170,426
United Airlines Holdings *	3,592	158,659
United Parcel Service, Cl B	5,283	1,002,344
United Rentals *	4,229	1,492,964
Verisk Analytics, Cl A	2,096	385,056
Wabtec	1,985	200,664
Waste Management	3,176	532,679
Watsco	933	250,958
WillScot Mobile Mini Holdings *	2,899	139,761
WW Grainger	1,402	845,490
XPO Logistics *	2,390	92,302

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Xylem	3,101	$348,397
		43,030,677

INFORMATION TECHNOLOGY — 12.9%
Accenture, Cl A	6,813	2,050,236
Adobe *	169	58,293
Advanced Micro Devices *	6,860	532,542
Akamai Technologies *	2,595	246,162
Amdocs	2,590	230,147
Amphenol, Cl A	5,770	464,081
Analog Devices	2,288	393,330
ANSYS *	674	171,398
Apple	104,178	15,421,469
Applied Materials	12,006	1,315,858
Arista Networks *	2,648	368,866
Arrow Electronics *	2,061	224,113
Aspen Technology *	407	93,813
Atlassian, Cl A *	245	32,230
Autodesk *	948	191,449
Automatic Data Processing	2,924	772,345
Black Knight *	530	32,855
Broadcom	3,217	1,772,664
Broadridge Financial Solutions	2,917	434,954
Cadence Design Systems *	3,559	612,290
CDW	4,332	817,188
Ceridian HCM Holding *	1,677	114,774
Ciena *	429	19,288
Cisco Systems	24,635	1,224,852
Cognizant Technology Solutions, Cl A	4,719	293,569
Corning	6,629	226,248
Crowdstrike Holdings, Cl A *	183	21,530
Datadog, Cl A *	214	16,217
Dell Technologies, Cl C	1,924	86,176
Dropbox, Cl A *	4,271	100,625
Dynatrace *	2,582	100,052
Enphase Energy *	893	286,287
Entegris	2,675	206,751
EPAM Systems *	1,035	381,480
F5 *	554	85,654
Fair Isaac *	607	376,170

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Fidelity National Information Services	2,170	$157,499
First Solar *	1,335	230,328
Fiserv *	2,422	252,760
FleetCor Technologies *	1,056	207,187
Flex *	3,296	72,446
Fortinet *	11,750	624,630
Gartner *	1,398	489,817
Gen Digital	10,521	241,562
Genpact	1,489	68,658
Global Payments	768	79,703
Globant *	400	74,952
GoDaddy, Cl A *	974	77,073
Hewlett Packard Enterprise	13,622	228,577
HP	15,450	464,118
HubSpot *	117	35,455
International Business Machines	9,548	1,421,697
Intuit	1,571	640,324
Jabil	2,317	167,264
Jack Henry & Associates	1,186	224,569
Juniper Networks	1,789	59,466
Keysight Technologies *	5,333	964,686
KLA	3,536	1,390,178
Lam Research	3,149	1,487,525
Manhattan Associates *	1,125	141,683
Marvell Technology	4,925	229,111
Mastercard, Cl A	5,094	1,815,502
Microchip Technology	4,354	344,793
Micron Technology	7,726	445,404
Microsoft	47,747	12,182,170
MongoDB, Cl A *	114	17,407
Monolithic Power Systems	476	181,813
Motorola Solutions	1,813	493,499
NetApp	1,536	103,849
NVIDIA	13,744	2,325,897
NXP Semiconductors	1,309	230,175
ON Semiconductor *	6,356	477,971
Oracle	7,636	634,017
Palantir Technologies, Cl A *	6,790	50,925
Palo Alto Networks *	558	94,804
Paychex	2,969	368,245
Paycom Software *	453	153,612

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Paylocity Holding *	364	$79,290
PayPal Holdings *	1,821	142,785
PTC *	1,123	142,857
Qorvo *	566	56,176
QUALCOMM	13,039	1,649,303
Roper Technologies	445	195,306
Salesforce *	2,215	354,954
Seagate Technology Holdings	4,495	238,100
ServiceNow *	478	198,991
Snowflake, Cl A *	322	46,014
SolarEdge Technologies *	411	122,831
SS&C Technologies Holdings	2,241	120,476
Synopsys *	2,506	850,887
TD SYNNEX	3,864	395,287
Teledyne Technologies *	1,397	586,880
Teradyne	4,998	467,063
Texas Instruments	7,238	1,306,169
Trimble *	2,367	141,428
Tyler Technologies *	233	79,858
Ubiquiti	1,157	347,135
VeriSign *	777	155,252
Visa, Cl A	9,141	1,983,597
VMware, Cl A *	814	98,893
Western Digital *	3,634	133,550
Wolfspeed *	1,341	121,924
Zebra Technologies, Cl A *	1,254	338,931
Zscaler *	223	29,759
		70,111,003

MATERIALS — 2.6%
Air Products & Chemicals	312	96,770
Albemarle	3,508	975,189
Alcoa	1,236	61,961
Amcor	13,649	168,565
AptarGroup	607	64,427
Avery Dennison	1,415	273,562
Ball	700	39,256
Berry Global Group	600	35,160
Celanese, Cl A	1,553	166,637
CF Industries Holdings	8,796	951,639

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Chemours	10,730	$333,166
Cleveland-Cliffs *	12,368	191,457
Corteva	6,938	465,956
Crown Holdings	7,269	597,584
Dow	10,340	527,030
DuPont de Nemours	3,291	232,048
Eastman Chemical	2,034	176,185
Ecolab	1,007	150,879
Element Solutions	4,689	91,717
FMC	1,130	147,623
Freeport-McMoRan	16,365	651,327
Graphic Packaging Holding	5,617	129,079
International Flavors & Fragrances	2,108	223,069
International Paper	5,853	217,263
LyondellBasell Industries, Cl A	6,571	558,601
Martin Marietta Materials	531	194,601
Mosaic	7,976	409,169
Newmont	2,236	106,143
Nucor	7,720	1,157,614
Olin	9,158	521,823
Packaging Corp of America	3,028	411,475
PPG Industries	2,282	308,572
Reliance Steel & Aluminum	3,598	760,221
RPM International	3,968	411,164
Sealed Air	854	45,458
Sherwin-Williams	2,387	594,793
Steel Dynamics	8,184	850,563
Vulcan Materials	1,187	217,613
Westlake	1,500	161,475
Westrock	4,381	166,127
		13,842,961

REAL ESTATE — 0.1%
CBRE Group, Cl A *	6,825	543,270
Jones Lang LaSalle *	313	52,637
Life Storage ‡	589	63,312
Zillow Group, Cl C *	1,300	49,374
		708,593

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — 1.7%
AES	5,821	$168,343
Alliant Energy	1,852	104,268
Ameren	1,670	149,164
American Electric Power	8,165	790,372
American Water Works	1,226	186,058
Atmos Energy	3,484	418,777
Avangrid	659	28,185
CenterPoint Energy	6,552	203,833
CMS Energy	1,938	118,354
Consolidated Edison	2,264	221,963
Constellation Energy	2,197	211,176
Dominion Energy	3,249	198,546
DTE Energy	1,300	150,813
Duke Energy	2,844	284,201
Edison International	1,730	115,322
Entergy	1,355	157,546
Essential Utilities	3,319	160,109
Evergy	1,983	117,413
Eversource Energy	2,319	192,152
Exelon	9,601	397,193
FirstEnergy	3,669	151,310
National Fuel Gas	5,110	338,435
NextEra Energy	10,148	859,536
NiSource	5,185	144,869
NRG Energy	5,389	228,763
PG&E *	11,383	178,713
Pinnacle West Capital	2,395	187,576
PPL	5,203	153,593
Public Service Enterprise Group	3,423	207,263
Sempra Energy	1,958	325,400
Southern	14,557	984,635
UGI	1,967	76,024
Vistra	9,173	223,179
WEC Energy Group	1,273	126,205
Xcel Energy	6,159	432,485
		8,991,774

		354,403,465
Total Common Stock
(Cost $260,156,429)		355,467,857

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

REGISTERED INVESTMENT COMPANIES — 33.0%
	Shares	Value
EQUITY FUNDS — 33.0%
AQR Large Cap Defensive Style Fund, Cl R6	520,058	$14,910,058
DFA Real Estate Securities Portfolio, Cl I	672,564	27,359,888
DFA US Small Cap Portfolio, Cl I	509,118	21,836,074
DFA US Small Cap Value Portfolio, Cl I	273,714	12,087,205
DFA US Targeted Value Portfolio, Cl I	1,231,213	37,293,427
iShares MSCI USA Min Vol Factor ETF	454,184	34,181,888
Vanguard Small Cap Value ETF	25,295	4,288,514
Vanguard U.S. Quality Factor ETF	68,307	7,639,967
Vanguard U.S. Value Factor ETF	183,402	19,282,886
Total Registered Investment Companies
(Cost $122,515,486)		178,879,907
SHORT-TERM INVESTMENT — 1.1%

DWS Government Money Market Series, Institutional Shares, 3.810% (A)
(Cost $6,050,081)	6,050,081	6,050,081

Total Investments — 99.6%
(Cost $388,721,996)		$540,397,845

A list of open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
S&P 500 Index E-MINI	10	Dec-2022	$1,985,641	$2,040,625	$54,984

A list of open total return swap agreements held by the Fund at November 30, 2022, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPUSX NAV	SOFR +25 BPS	SPUSX	Annually	03/10/2023	USD	4,069,163	$(192,638)	$(192,638)

Percentages are based on Net Assets of $542,331,447.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of November 30, 2022.

BPS— Basis Points
Cl — Class
ETF — Exchange-Traded Fund

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

MIN — Minimum
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
NAV — Net Asset Value
S&P— Standard & Poor's
SOFR — Secured Overnight Financing Rate
SPUSX — Symmetry Panoramic US Equity Fund
USD — U.S. Dollar
VOL — Volatility

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$355,467,857	$–	$–	$355,467,857
Registered Investment Companies	178,879,907	–	–	178,879,907
Short-Term Investment	6,050,081	–	–	6,050,081
Total Investments in Securities	$540,397,845	$–	$–	$540,397,845

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contract^
Unrealized Appreciation	$54,984	$–	$–	$54,984
Total Return Swap^
Unrealized Depreciation	–	(192,638)	–	(192,638)
Total Other Financial Instruments	$54,984	$(192,638)	$–	$(137,654)

^ Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 66.8%
	Shares	Value
EQUITY FUNDS — 66.8%
AQR International Defensive Style Fund, Cl R6	678,066	$8,936,904
Avantis Emerging Markets Equity ETF	284,000	14,949,760
Avantis International Equity ETF	91,878	5,000,920
Avantis International Small Cap Value ETF	114,505	6,480,983
DFA Emerging Markets Portfolio, Cl I	925,418	24,273,715
DFA Emerging Markets Small Cap Portfolio, Cl I	582,535	12,244,880
DFA Emerging Markets Targeted Value Portfolio, Cl I	243,392	2,545,883
DFA International High Relative Profitability Portfolio, Cl I	1,301,484	14,928,025
DFA International Real Estate Securities, Cl I	2,317,281	8,643,459
DFA International Small Cap Growth Portfolio, Cl I	141,917	1,992,518
DFA International Small Cap Value Portfolio, Cl I	746,592	14,073,261
DFA International Value Portfolio, Cl I	798,683	14,512,063
DFA Large Cap International Portfolio, Cl I	1,183,813	28,103,710
Dimensional Emerging Markets High Profitability	134,922	3,123,444
iShares MSCI EAFE Min Vol Factor ETF	147,848	9,514,019
iShares MSCI Emerging Markets Min Vol Factor ETF	199,745	10,962,006
Schwab International Small Cap Equity ETF	74,825	2,438,547
Total Registered Investment Companies
(Cost $162,714,447)		182,724,097
COMMON STOCK — 29.9%

AUSTRALIA — 1.5%
AngloGold Ashanti ADR	16,978	311,207
BHP Group	19,212	596,634
BlueScope Steel	2,357	28,409
Brambles	5,144	42,550
Coles Group	30,388	350,967
Commonwealth Bank of Australia	15,693	1,156,528
Fortescue Metals Group	30,993	412,506
Glencore	54,740	373,554
Mineral Resources	767	46,198
REA Group	1,089	92,785
Rio Tinto	542	36,487

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
AUSTRALIA — continued
Sonic Healthcare	956	$21,117
Wesfarmers	1,889	62,923
Woodside Energy Group	22,524	568,832
Woolworths Group	4,135	97,267
		4,197,964

BRAZIL — 1.0%
Ambev ADR	45,255	138,028
Atacadao	7,600	23,418
Banco do Brasil	37,700	257,395
Banco Santander Brasil	8,200	43,597
BB Seguridade Participacoes	70,400	422,453
Centrais Eletricas Brasileiras	19,700	176,639
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	20,292	234,372
CPFL Energia	34,200	226,579
Engie Brasil Energia	20,700	157,364
Hypera *	12,200	104,077
Petro Rio *	16,300	112,607
Telefonica Brasil	11,700	85,630
TIM *	81,700	204,197
Ultrapar Participacoes	19,000	51,112
Vale ADR, Cl B	21,749	358,858
WEG	8,000	59,953
Wheaton Precious Metals	1,709	66,701
Yara International	1,419	65,533
		2,788,513

CANADA — 3.1%
Agnico Eagle Mines	400	20,146
Alimentation Couche-Tard	2,618	119,266
Bank of Montreal	5,263	514,034
BCE	527	25,097
Canadian Imperial Bank of Commerce	7,776	374,536
Canadian National Railway	132	16,946
Canadian Natural Resources	16,979	1,013,704
Canadian Pacific Railway	5,030	411,816
Canadian Tire, Cl A	1,258	142,470
Cenovus Energy	32,912	654,496
CGI, Cl A *	292	25,493
Constellation Software	28	45,139

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Dollarama	803	$49,148
Empire	1,696	46,184
George Weston	3,318	415,505
Hydro One	1,413	39,518
Imperial Oil	9,043	514,486
Intact Financial	1,902	284,575
Loblaw	6,483	585,092
Magna International	471	29,003
Metro, Cl A	4,735	272,311
National Bank of Canada	6,172	440,159
Nutrien	1,319	106,008
Ritchie Bros Auctioneers	1,530	83,885
Royal Bank of Canada	7,548	750,676
Saputo	1,402	34,812
Sun Life Financial	5,631	266,825
Suncor Energy	3,999	131,492
Teck Resources, Cl B	5,682	210,612
Tourmaline Oil	6,979	424,764
West Fraser Timber	3,102	242,644
WSP Global	1,891	226,824
		8,517,666

CHILE — 0.1%
Antofagasta	7,299	126,292

CHINA — 3.4%
Agricultural Bank of China, Cl A	35,800	14,450
Agricultural Bank of China, Cl H	1,071,000	358,009
Airtac International Group	1,046	32,444
Anhui Conch Cement, Cl A	4,300	17,288
Bank of Beijing, Cl A	31,100	18,720
Bank of China, Cl A	32,800	14,487
Bank of China, Cl H	2,432,000	861,898
Bank of Communications, Cl A	25,400	16,812
Bank of Ningbo, Cl A	6,868	31,119
Bank of Shanghai, Cl A	15,700	13,151
Baoshan Iron & Steel, Cl A	58,500	46,382
Beijing Enterprises Holdings	6,000	19,083
BOE Technology Group, Cl A	110,400	55,752
Budweiser Brewing APAC	21,300	61,789
BYD, Cl A	1,200	44,905

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
BYD, Cl H	4,500	$114,569
BYD Electronic International	14,000	46,672
China CITIC Bank, Cl H	381,000	169,417
China Coal Energy, Cl H	304,000	282,655
China Construction Bank, Cl H	781,000	472,661
China Everbright Bank, Cl A	35,600	14,931
China Galaxy Securities, Cl H	98,000	48,813
China Hongqiao Group	125,000	118,133
China Longyuan Power Group, Cl H	127,000	156,630
China Merchants Bank, Cl A	7,100	34,993
China Merchants Bank, Cl H	12,500	63,488
China Merchants Port Holdings	14,000	20,435
China Merchants Securities, Cl A	9,800	18,605
China Merchants Shekou Industrial Zone Holdings, Cl A	16,600	35,764
China Minsheng Banking, Cl A	28,800	14,223
China Overseas Land & Investment	96,000	262,323
China Overseas Property Holdings	10,000	11,148
China Pacific Insurance Group, Cl A	7,600	26,073
China Petroleum & Chemical, Cl A	93,900	59,654
China Petroleum & Chemical, Cl H	408,000	192,615
China Railway Group, Cl H	65,000	36,689
China Resources Beer Holdings	2,000	13,859
China Resources Land	36,000	167,217
China Resources Power Holdings	16,000	29,826
China Shenhua Energy, Cl H	191,500	593,545
China State Construction Engineering, Cl A	42,200	34,940
China State Construction International Holdings	68,000	82,112
China Tourism Group Duty Free, Cl A	1,900	53,320
China Traditional Chinese Medicine Holdings	72,000	36,100
China Vanke, Cl A	7,800	20,574
China Yangtze Power, Cl A	31,100	92,563
CITIC Securities, Cl A	16,650	46,542
COSCO SHIPPING Holdings, Cl H	150,200	164,273
ENN Energy Holdings	1,600	22,674
Far East Horizon	13,000	9,893
Foshan Haitian Flavouring & Food, Cl A	3,260	32,193
Great Wall Motor, Cl H	82,500	122,514
Greentown China Holdings	53,500	91,954
Guotai Junan Securities, Cl A	17,100	33,644
Haier Smart Home, Cl A	10,242	35,545
Haier Smart Home, Cl H	31,800	105,835

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Haitong Securities, Cl A	21,000	$26,401
Huatai Securities, Cl A	13,000	23,943
Huaxia Bank, Cl A	24,900	18,320
Industrial & Commercial Bank of China, Cl A	19,500	11,754
Industrial & Commercial Bank of China, Cl H	1,503,000	753,302
Industrial Bank, Cl A	7,500	18,696
Inner Mongolia Yili Industrial Group, Cl A	7,400	29,965
Jiangsu Hengrui Medicine, Cl A	6,404	35,915
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,300	26,024
Kweichow Moutai, Cl A	500	112,679
Li Ning	58,000	466,117
Luxshare Precision Industry, Cl A	12,169	53,782
Luzhou Laojiao, Cl A	1,900	50,215
Midea Group, Cl A	2,800	19,052
NARI Technology, Cl A	10,224	38,299
New China Life Insurance, Cl A	3,200	12,891
Nongfu Spring, Cl H	11,800	68,871
People's Insurance Group of China, Cl H	234,000	78,969
PetroChina, Cl A	60,600	44,685
PetroChina, Cl H	672,000	305,782
PICC Property & Casualty, Cl H	206,000	208,700
Ping An Bank, Cl A	9,600	17,672
Ping An Insurance Group of China, Cl A	4,400	27,906
Poly Developments and Holdings Group, Cl A	15,100	35,189
Postal Savings Bank of China, Cl H	414,000	250,376
SAIC Motor, Cl A	9,100	19,464
Sany Heavy Industry, Cl A	16,600	37,183
Shanghai Pudong Development Bank, Cl A	12,100	12,256
Shenwan Hongyuan Group, Cl A	35,300	20,530
Tingyi Cayman Islands Holding	12,000	19,627
Tongcheng Travel Holdings *	11,200	24,386
TravelSky Technology, Cl H	6,000	12,191
Tsingtao Brewery, Cl H	10,000	94,665
Wuliangye Yibin, Cl A	2,200	48,946
Yankuang Energy Group, Cl H	98,000	329,054
Yuexiu Property	69,000	87,574
Zhongsheng Group Holdings	29,000	149,606
		9,186,890

DENMARK — 0.5%
AP Moller - Maersk, Cl B	91	197,284
Danske Bank *	7,431	133,818

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
DSV Panalpina	1,311	$209,751
Novo Nordisk, Cl B	6,903	865,900
Vestas Wind Systems	2,465	64,046
		1,470,799

FINLAND — 0.3%
Elisa	1,640	85,309
Neste	972	50,172
Nordea Bank Abp	38,396	403,504
Sampo, Cl A	442	22,384
Stora Enso, Cl R	1,971	28,996
UPM-Kymmene	1,778	65,273
		655,638

FRANCE — 0.5%
Air Liquide	1,166	169,760
Capgemini	162	29,289
Dassault Systemes	1,885	70,287
EssilorLuxottica	971	181,321
Hermes International	135	219,414
Kering	58	34,849
L'Oreal	162	60,840
LVMH Moet Hennessy Louis Vuitton	119	92,348
Sartorius Stedim Biotech	542	184,987
Teleperformance	127	28,992
TotalEnergies	5,786	361,627
		1,433,714

GERMANY — 0.6%
Brenntag	1,896	120,550
Carl Zeiss Meditec	538	73,348
Commerzbank *	7,098	59,454
Deutsche Boerse	408	74,980
Deutsche Telekom	30,186	614,069
GEA Group	2,509	102,597
Hannover Rueck	1,042	197,803
Mercedes-Benz Group	557	37,845
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	846	267,216

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Siemens Energy	2,099	$35,255
		1,583,117

HONG KONG — 0.1%
Orient Overseas International	6,500	123,509
Techtronic Industries	6,000	73,141
Vinda International Holdings	4,000	10,413
Wharf Real Estate Investment	5,000	23,203
		230,266

HUNGARY — 0.0%
MOL Hungarian Oil & Gas	11,154	80,748

INDONESIA — 1.0%
Adaro Energy Indonesia	1,740,600	430,749
Astra International	238,000	92,082
Bank Central Asia	841,600	499,977
Bank Mandiri Persero	664,600	448,314
Bank Negara Indonesia Persero	524,600	332,329
Bank Rakyat Indonesia Persero	1,335,800	424,935
Indah Kiat Pulp & Paper	137,500	87,893
Indofood Sukses Makmur	31,800	13,058
Sumber Alfaria Trijaya	974,300	192,098
United Tractors	67,400	132,572
Vale Indonesia *	173,400	82,145
		2,736,152

ITALY — 0.1%
Ferrari	455	101,488
Prysmian	4,988	175,782
		277,270

JAPAN — 6.1%
Advantest	3,200	217,801
Ajinomoto	10,100	319,795
Astellas Pharma	1,100	17,061
Bandai Namco Holdings	2,700	178,903
Bridgestone	3,700	139,566
Chiba Bank	60,100	365,287

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Chugai Pharmaceutical	5,700	$151,794
Daiichi Sankyo	5,700	188,787
Daikin Industries	1,200	197,905
Daito Trust Construction	500	55,792
Denso	1,500	82,771
Disco	300	90,167
ENEOS Holdings	144,200	486,644
Fuji Electric	600	24,861
FUJIFILM Holdings	3,700	199,031
Fujitsu	1,800	244,250
Hamamatsu Photonics	700	36,963
Hitachi	1,800	96,263
Hoya	3,800	393,225
Idemitsu Kosan	3,900	91,586
Inpex	21,400	235,820
Isuzu Motors	17,300	226,683
ITOCHU	12,100	380,026
Japan Post Bank	51,300	392,135
Japan Post Holdings	26,300	206,144
Japan Post Insurance	2,600	43,240
Japan Tobacco	28,300	579,001
JSR	5,200	110,363
KDDI	1,800	53,540
Kirin Holdings	32,300	509,875
Kurita Water Industries	1,600	71,750
Marubeni	14,700	166,292
Minebea Mitsumi	5,200	86,338
Mitsubishi Estate	30,700	433,501
Mitsubishi UFJ Financial Group	19,600	106,889
Mitsui	6,000	174,142
Mitsui Fudosan	22,300	452,090
Mizuho Financial Group	67,600	843,705
Murata Manufacturing	4,600	252,325
NGK Insulators	3,400	45,127
Nintendo	3,000	128,631
Nippon Sanso Holdings	2,500	41,785
Nippon Steel	21,900	350,867
Nippon Telegraph & Telephone	28,400	787,504
Nippon Yusen	25,800	574,294
Nissin Foods Holdings	2,400	182,892
Nitto Denko	1,700	107,408
Nomura Real Estate Holdings	3,400	82,356

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Nomura Research Institute	3,800	$84,203
Obayashi	17,900	133,822
Olympus	1,700	35,120
Ono Pharmaceutical	3,800	97,387
Oriental Land	200	28,910
ORIX	15,600	252,754
Osaka Gas	9,300	143,746
Otsuka Holdings	4,300	147,358
Pan Pacific International Holdings	2,200	38,412
Panasonic Holdings	7,900	73,768
Renesas Electronics *	9,400	92,192
Resona Holdings	30,600	147,267
Rohm	300	24,081
Secom	600	37,095
Sekisui Chemical	1,200	16,972
Sekisui House	3,300	61,788
Seven & i Holdings	5,400	219,721
SG Holdings	2,400	37,422
Shimadzu	600	18,441
Shin-Etsu Chemical	1,900	245,870
Sompo Holdings	1,100	48,520
Sony	4,500	372,781
Sumitomo Electric Industries	20,000	234,865
Sumitomo Mitsui Financial Group	5,000	169,704
Sumitomo Mitsui Trust Holdings	15,000	481,060
Suntory Beverage & Food	1,000	34,078
Taisei	7,100	215,834
Takeda Pharmaceutical	13,400	394,003
TDK	3,300	118,950
Tokio Marine Holdings	16,800	346,563
Tokyo Electric Power Holdings *	42,000	153,221
Tokyo Electron	1,300	441,183
Tokyo Gas	13,600	250,172
Toyota Industries	400	22,947
Toyota Motor	10,000	147,217
Unicharm	600	22,317
Yakult Honsha	1,400	89,349
		16,682,268

MALAYSIA — 0.4%
AMMB Holdings	109,300	102,887
CIMB Group Holdings	218,600	285,928

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MALAYSIA — continued
Hong Leong Bank	38,900	$182,822
IHH Healthcare	48,100	62,921
Malayan Banking	88,100	171,240
Petronas Chemicals Group	56,400	108,686
Petronas Gas	19,000	71,866
RHB Bank	43,500	55,103
Sime Darby Plantation	12,600	12,086
Telekom Malaysia	93,100	117,680
		1,171,219

MEXICO — 0.9%
America Movil ADR, Cl L	31,942	621,591
Arca Continental	40,700	338,780
Coca-Cola Femsa ADR	1,429	97,615
Grupo Aeroportuario del Pacifico, Cl B	4,900	79,590
Grupo Aeroportuario del Sureste ADR	1,606	397,148
Grupo Bimbo, Ser A	61,400	260,538
Grupo Carso	24,400	106,344
Grupo Financiero Inbursa, Cl O *	94,500	178,185
Grupo Mexico	24,500	99,681
Promotora y Operadora de Infraestructura	11,580	102,668
Sitios Latinoamerica *	3,259	1,453
Wal-Mart de Mexico	41,600	164,403
		2,447,996

NETHERLANDS — 1.3%
ASML Holding	1,776	1,084,288
JDE Peet's	4,416	136,795
Koninklijke Ahold Delhaize	24,830	723,602
Koninklijke DSM	888	115,177
NN Group	4,621	197,486
OCI	2,210	93,559
Shell	33,360	976,311
Wolters Kluwer	1,621	178,652
		3,505,870

NORWAY — 0.8%
DNB Bank	14,365	280,493
Equinor	39,331	1,514,668

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
NORWAY — continued
Norsk Hydro	45,417	$341,996
		2,137,157

PERU — 0.3%
Credicorp	3,035	466,024
Southern Copper	4,169	254,393
		720,417

PHILIPPINES — 0.0%
Globe Telecom	1,543	62,978
Metropolitan Bank & Trust	17,500	17,832
		80,810

POLAND — 0.0%
Dino Polska *	283	23,259

PORTUGAL — 0.0%
Jeronimo Martins SGPS	830	18,519

RUSSIA — 0.0%
Evraz * (1)	29,556	—

SINGAPORE — 0.3%
City Developments	2,600	15,973
DBS Group Holdings	14,000	365,102
Keppel	19,400	108,282
Singapore Telecommunications	33,500	67,349
STMicroelectronics	2,589	100,213
United Overseas Bank	8,400	193,683
Venture	1,400	17,975
		868,577

SOUTH AFRICA — 0.9%
Absa Group	28,223	338,428
African Rainbow Minerals	1,825	31,606
Anglo American	9,271	385,444
Anglo American Platinum	2,463	248,947
Aspen Pharmacare Holdings	1,620	13,443

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
Clicks Group	1,125	$19,354
Exxaro Resources	12,811	167,569
FirstRand	6,672	25,931
Impala Platinum Holdings	5,160	62,713
Kumba Iron Ore	409	11,555
MTN Group	14,035	115,012
Nedbank Group	16,230	214,533
Sasol	14,249	247,733
Shoprite Holdings	3,857	56,773
Sibanye Stillwater	68,981	191,934
Standard Bank Group	28,562	300,586
Vodacom Group	10,733	78,167
Woolworths Holdings	10,488	39,938
		2,549,666

SOUTH KOREA — 1.0%
DB Insurance	1,519	72,201
GS Holdings	3,207	119,201
Hana Financial Group	2,743	93,816
HD Hyundai	496	24,525
Hyundai Glovis	210	28,488
Industrial Bank of Korea	34,605	296,207
Kakao	620	27,203
KB Financial Group	4,476	177,732
Kia	5,045	265,689
Korea Zinc	321	155,187
KT&G	5,759	436,988
Kumho Petrochemical	747	85,926
LG Innotek	1,132	272,923
Samsung Electronics	7,778	373,725
Samsung Engineering *	1,742	32,934
Samsung Securities	1,240	33,557
Shinhan Financial Group	1,771	51,342
Woori Financial Group	24,782	247,571
		2,795,215

SPAIN — 0.4%
CaixaBank	110,550	411,007
Iberdrola	24,820	280,403
Red Electrica	10,007	175,208

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SPAIN — continued
Repsol	13,903	$214,668
		1,081,286

SWEDEN — 0.5%
Alfa Laval	4,917	141,580
Atlas Copco, Cl A	32,712	407,752
Epiroc, Cl A	4,036	77,717
Investor, Cl B	11,172	207,921
L E Lundbergforetagen, Cl B	1,472	64,311
Nibe Industrier, Cl B	25,240	238,290
Skandinaviska Enskilda Banken, Cl A	15,724	181,310
Svenska Handelsbanken, Cl A	7,147	72,598
Swedish Orphan Biovitrum *	1,029	22,261
		1,413,740

SWITZERLAND — 0.5%
Chocoladefabriken Lindt & Spruengli	7	73,635
Kuehne + Nagel International	1,107	268,934
Lonza Group	195	102,588
Partners Group Holding	42	41,848
Sika	797	203,682
Sonova Holding	421	109,317
Straumann Holding	190	22,175
Swiss Life Holding	127	67,892
Zurich Insurance Group	1,136	545,776
		1,435,847

TAIWAN — 1.7%
Accton Technology	15,000	133,474
Acer	39,000	31,300
Advantech	4,898	53,316
ASE Technology Holding	20,000	63,965
Asia Cement	92,000	123,622
Asustek Computer	8,000	69,537
Chailease Holding	26,496	174,884
Compal Electronics	18,000	12,676
CTBC Financial Holding	75,000	56,340
Delta Electronics	8,000	79,110
E.Sun Financial Holding	250,953	202,747
Eva Airways	22,000	20,293

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Evergreen Marine Taiwan	21,600	$115,965
Fubon Financial Holding	60,041	119,255
Hon Hai Precision Industry	81,000	265,217
Inventec	15,000	12,104
Lite-On Technology	70,000	149,390
MediaTek	7,000	169,147
Mega Financial Holding	55,350	57,645
Micro-Star International	32,000	128,963
Novatek Microelectronics	27,000	264,554
Quanta Computer	5,000	11,654
Realtek Semiconductor	22,000	228,711
SinoPac Financial Holdings	51,200	30,354
Synnex Technology International	54,000	102,688
Taishin Financial Holding	199,813	98,833
Taiwan Cement	85,166	93,882
Taiwan Cooperative Financial Holding	147,225	127,840
Taiwan Semiconductor Manufacturing ADR	9,091	754,371
United Microelectronics	310,000	466,963
Yuanta Financial Holding	183,175	134,778
Zhen Ding Technology Holding	36,000	140,993
		4,494,571

THAILAND — 0.6%
Advanced Info Service NVDR	20,700	111,259
Bangkok Dusit Medical Services NVDR	183,900	158,424
Bumrungrad Hospital NVDR	23,400	151,361
Central Pattana NVDR	22,100	45,719
Central Retail NVDR	25,000	30,731
Delta Electronics Thailand NVDR	5,500	105,820
Kasikornbank NVDR	38,900	160,292
Krung Thai Bank NVDR	496,900	249,362
Land & Houses NVDR	231,300	63,161
PTT Exploration & Production NVDR	99,400	530,003
Thai Oil NVDR	6,200	9,799
		1,615,931

TURKEY — 0.3%
Akbank	36,767	34,392
Ford Otomotiv Sanayi	3,372	80,504
Haci Omer Sabanci Holding	171,711	390,548
KOC Holding	5,944	22,635

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TURKEY — continued
Turk Hava Yollari AO *	20,289	$131,233
Turkiye Is Bankasi, Cl C	223,514	125,789
Turkiye Petrol Rafinerileri *	430	11,110
Turkiye Sise ve Cam Fabrikalari	12,731	26,851
		823,062

UNITED KINGDOM — 1.3%
Ashtead Group	6,149	375,304
AstraZeneca	170	23,008
Auto Trader Group	4,696	32,418
BAE Systems	12,804	126,808
BP	112,727	673,178
British American Tobacco	25,638	1,051,214
Croda International	450	37,213
Experian	5,803	205,318
HSBC Holdings	57,961	355,114
Imperial Brands	11,422	293,787
JD Sports Fashion	74,755	115,222
Legal & General Group	75,485	231,558
Next	430	30,731
Spirax-Sarco Engineering	369	50,395
SSE	1,149	23,831
United Utilities Group	2,190	27,165
		3,652,264

UNITED STATES — 0.3%
CONSUMER STAPLES — 0.0%
JBS	15,200	64,557

ENERGY — 0.1%
Tenaris	11,856	205,813

HEALTH CARE — 0.0%
CSL	288	59,172

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — 0.2%
Schneider Electric	4,005	$591,438

		920,980
ZAMBIA — 0.1%
First Quantum Minerals	7,784	185,059

Total Common Stock
(Cost $62,640,131)		81,908,742
PREFERRED STOCK — 0.4%

BRAZIL — 0.4%
Cia Energetica de Minas Gerais(2)	31,449	69,451
Gerdau(2)	18,900	114,689
Itausa SA*(2)	216,610	371,079
Petroleo Brasileiro(2)	131,000	666,442

Total Preferred Stock
(Cost $1,149,612)		1,221,661
SHORT-TERM INVESTMENT — 2.5%

DWS Government Money Market Series, Institutional Shares, 3.810% (A)
(Cost $6,730,045)	6,730,045	6,730,045

Total Investments — 99.6%
(Cost $233,234,235)		$272,584,545

A list of open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI EAFE Index	11	Dec-2022	$961,790	$1,088,890	$127,100
SGX Nifty 50	117	Dec-2022	4,291,449	4,426,461	135,012
			$5,253,239	$5,515,351	$262,112

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

A list of open total return swap agreements held by the Fund at November 30, 2022, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPILX NAV	SOFR +35 BPS	SPILX	Annually	03/10/2023	USD	2,105,354	$(337,949)	$(337,949)

Percentages are based on Net Assets of $273,617,335.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available
(A)	The rate reported is the 7-day effective yield as of November 30, 2022.

ADR — American Depositary Receipt
BPS — Basis Points
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
MIN — Minimum
MSCI — Morgan Stanley Capital International
NAV — Net Asset Value
NVDR — Non-Voting Depositary Receipt
Ser — Series
SGX — Singapore Exchange
SOFR — Secured Overnight Financing Rate
SPILX — Symmetry Panoramic International Equity Fund
USD — United States Dollar
VOL — Volatility

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$182,724,097	$–	$–	$182,724,097
Common Stock
Australia	311,207	3,886,757	–	4,197,964
Brazil	2,722,980	65,533	–	2,788,513
Canada	8,517,666	–	–	8,517,666
Chile	–	126,292	–	126,292
China	–	9,186,890	–	9,186,890
Denmark	–	1,470,799	–	1,470,799
Finland	–	655,638	–	655,638
France	–	1,433,714	–	1,433,714
Germany	–	1,583,117	–	1,583,117
Hong Kong	–	230,266	–	230,266
Hungary	–	80,748	–	80,748
Indonesia	–	2,736,152	–	2,736,152
Italy	101,488	175,782	–	277,270
Japan	–	16,682,268	–	16,682,268

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3		Total
Malaysia	$–	$1,171,219	$–		$1,171,219
Mexico	2,447,996	–	–		2,447,996
Netherlands	–	3,505,870	–		3,505,870
Norway	–	2,137,157	–		2,137,157
Peru	720,417	–	–		720,417
Philippines	–	80,810	–		80,810
Poland	–	23,259	–		23,259
Portugal	–	18,519	–		18,519
Russia	–	–	–	(1)	–
Singapore	–	868,577	–		868,577
South Africa	–	2,549,666	–		2,549,666
South Korea	–	2,795,215	–		2,795,215
Spain	–	1,081,286	–		1,081,286
Sweden	–	1,413,740	–		1,413,740
Switzerland	–	1,435,847	–		1,435,847
Taiwan	754,371	3,740,200	–		4,494,571
Thailand	–	1,615,931	–		1,615,931
Turkey	–	823,062	–		823,062
United Kingdom	–	3,652,264	–		3,652,264
United States	64,557	856,423	–		920,980
Zambia	185,059	–	–		185,059
Total Common Stock	15,825,741	66,083,001	–		81,908,742
Preferred Stock
Brazil	1,221,661	–	–		1,221,661
Short-Term Investment	6,730,045	–	–		6,730,045
Total Investments in Securities	$206,501,544	$66,083,001	$–		$272,584,545

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts^
Unrealized Appreciation	$262,112	$–	$–		$262,112
Total Return Swap^
Unrealized Depreciation	–	(337,949)	–		(337,949)
Total Other Financial Instruments	$262,112	$(337,949)	$–		$(75,837)

(1) The unrealized appreciation/(depreciation) on this investment was $(196,996). This security was impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until November 30, 2022, Russian-held investments were valued at an approximately 100 percent discount from their last traded prices.

^ Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 50.1%
	Shares	Value
AUSTRALIA — 0.6%
AngloGold Ashanti ADR	12,583	$230,646
BHP Group	13,893	431,451
BlueScope Steel	1,841	22,190
Brambles	6,239	51,608
Coles Group	19,623	226,636
Commonwealth Bank of Australia	8,951	659,662
Fortescue Metals Group	24,313	323,597
Glencore	52,559	358,670
Mineral Resources	370	22,286
REA Group	734	62,539
Rio Tinto	279	18,782
Sonic Healthcare	1,698	37,507
Wesfarmers	1,077	35,875
Woodside Energy Group	18,549	468,446
Woolworths Group	2,634	61,959
		3,011,854

AUSTRIA — 0.0%
Verbund	222	20,096

BRAZIL — 0.4%
Ambev ADR	41,376	126,197
Atacadao	3,600	11,093
Banco do Brasil	25,200	172,052
Banco Santander Brasil	9,800	52,103
BB Seguridade Participacoes	52,000	312,039
Centrais Eletricas Brasileiras	15,300	137,186
Cia de Saneamento Basico do Estado de Sao Paulo *	13,200	152,874
CPFL Energia	25,600	169,603
Engie Brasil Energia	12,700	96,547
Hypera *	7,400	63,129
Petro Rio *	13,700	94,645
Telefonica Brasil	8,100	59,283
TIM *	62,400	155,959
Ultrapar Participacoes	17,700	47,615
Vale ADR, Cl B	18,477	304,870
Wheaton Precious Metals	1,224	47,772

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
Yara International	1,579	$72,922
		2,075,889

CANADA — 1.2%
Agnico Eagle Mines	287	14,455
Alimentation Couche-Tard	4,243	193,295
Bank of Montreal	3,975	388,236
BCE	1,965	93,579
Canadian Imperial Bank of Commerce	5,854	281,962
Canadian National Railway	574	73,690
Canadian Natural Resources	13,548	808,861
Canadian Pacific Railway	4,030	329,944
Canadian Tire, Cl A	931	105,437
Cenovus Energy	25,153	500,199
CGI, Cl A *	253	22,088
Constellation Software	22	35,466
Dollarama	718	43,945
Empire	1,438	39,158
George Weston	512	64,117
Hydro One	1,426	39,881
Imperial Oil	6,944	395,067
Intact Financial	1,593	238,343
Loblaw	1,222	110,286
Magna International	271	16,688
Metro, Cl A	4,149	238,610
National Bank of Canada	4,302	306,799
Nutrien	1,703	136,870
Ritchie Bros Auctioneers	1,078	59,103
Royal Bank of Canada	5,925	589,263
Saputo	1,673	41,541
Sun Life Financial	4,065	192,620
Suncor Energy	2,174	71,484
Teck Resources, Cl B	5,069	187,890
Tourmaline Oil	6,099	371,204
West Fraser Timber	612	47,872
WSP Global	1,366	163,851
		6,201,804

CHILE — 0.0%
Antofagasta	5,161	89,299

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — 1.3%
Agricultural Bank of China, Cl A	44,800	$18,083
Agricultural Bank of China, Cl H	831,000	277,783
Airtac International Group	1,046	32,444
Anhui Conch Cement, Cl A	3,288	13,219
Bank of Beijing, Cl A	26,800	16,131
Bank of China, Cl A	31,200	13,781
Bank of China, Cl H	1,794,000	635,792
Bank of Communications, Cl A	23,300	15,422
Bank of Ningbo, Cl A	4,440	20,117
Bank of Shanghai, Cl A	12,297	10,300
Baoshan Iron & Steel, Cl A	43,800	34,727
Beijing Enterprises Holdings	4,000	12,722
BOE Technology Group, Cl A	72,900	36,814
Budweiser Brewing APAC	5,200	15,085
BYD, Cl A	900	33,679
BYD, Cl H	3,500	89,109
BYD Electronic International	11,000	36,670
China CITIC Bank, Cl H	275,000	122,282
China Coal Energy, Cl H	215,000	199,904
China Communications Services, Cl H	22,000	7,584
China Construction Bank, Cl H	685,000	414,562
China Everbright Bank, Cl A	30,400	12,750
China Galaxy Securities, Cl H	70,500	35,115
China Hongqiao Group	98,000	92,616
China Longyuan Power Group, Cl H	87,000	107,298
China Merchants Bank, Cl A	5,100	25,136
China Merchants Bank, Cl H	3,000	15,237
China Merchants Port Holdings	10,000	14,596
China Merchants Securities, Cl A	5,500	10,442
China Merchants Shekou Industrial Zone Holdings, Cl A	15,700	33,825
China Minsheng Banking, Cl A	24,100	11,902
China Overseas Land & Investment	74,500	203,573
China Overseas Property Holdings	10,000	11,148
China Pacific Insurance Group, Cl A	3,700	12,694
China Petroleum & Chemical, Cl A	89,300	56,732
China Petroleum & Chemical, Cl H	316,000	149,182
China Railway Group, Cl H	73,000	41,205
China Resources Beer Holdings	2,000	13,859
China Resources Land	28,000	130,058
China Resources Power Holdings	12,000	22,369
China Shenhua Energy, Cl H	151,000	468,018

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China State Construction Engineering, Cl A	21,200	$17,553
China State Construction International Holdings	54,000	65,207
China Tourism Group Duty Free, Cl A	1,400	39,289
China Traditional Chinese Medicine Holdings	54,000	27,075
China Vanke, Cl A	6,100	16,090
China Yangtze Power, Cl A	34,600	102,980
Chow Tai Fook Jewellery Group	6,800	11,991
CITIC Securities, Cl A	9,535	26,653
COSCO SHIPPING Holdings, Cl H	120,250	131,517
ENN Energy Holdings	800	11,337
Far East Horizon	20,000	15,220
Foshan Haitian Flavouring & Food, Cl A	2,574	25,419
Great Wall Motor, Cl H	60,500	89,844
Greentown China Holdings	44,000	75,626
Guotai Junan Securities, Cl A	7,677	15,104
Haier Smart Home, Cl A	7,541	26,171
Haier Smart Home, Cl H	21,400	71,223
Haitong Securities, Cl A	11,400	14,332
Huatai Securities, Cl A	8,200	15,102
Huaxia Bank, Cl A	20,800	15,304
Industrial & Commercial Bank of China, Cl A	16,300	9,825
Industrial & Commercial Bank of China, Cl H	1,163,000	582,894
Industrial Bank, Cl A	5,400	13,461
Inner Mongolia Yili Industrial Group, Cl A	4,100	16,602
Jiangsu Hengrui Medicine, Cl A	4,320	24,228
Jiangsu Yanghe Brewery Joint-Stock, Cl A	900	18,016
Kunlun Energy	12,000	9,310
Kweichow Moutai, Cl A	400	90,143
Li Ning	44,500	357,624
Luxshare Precision Industry, Cl A	9,015	39,843
Luzhou Laojiao, Cl A	1,700	44,929
Midea Group, Cl A	2,100	14,289
NARI Technology, Cl A	8,736	32,725
New China Life Insurance, Cl A	2,100	8,460
Nongfu Spring, Cl H	4,400	25,681
People's Insurance Group of China, Cl H	192,000	64,795
PetroChina, Cl A	39,500	29,126
PetroChina, Cl H	602,000	273,929
PICC Property & Casualty, Cl H	150,000	151,966
Ping An Bank, Cl A	7,000	12,886
Ping An Insurance Group of China, Cl A	3,200	20,296
Poly Developments and Holdings Group, Cl A	9,900	23,071

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
SAIC Motor, Cl A	6,000	$12,833
Sany Heavy Industry, Cl A	12,400	27,775
Shanghai Pudong Development Bank, Cl A	10,000	10,129
Shenwan Hongyuan Group, Cl A	19,600	11,399
Shenwan Hongyuan Group, Cl A	200	116
Tingyi Cayman Islands Holding	12,000	19,627
Tongcheng Travel Holdings *	8,400	18,289
Tsingtao Brewery, Cl H	8,000	75,732
Uni-President China Holdings	12,000	10,533
Wuliangye Yibin, Cl A	1,300	28,923
Yankuang Energy Group, Cl H	70,000	235,039
Yonghui Superstores, Cl A	19,700	9,015
Yuexiu Property	58,000	73,613
Zhongsheng Group Holdings	22,500	116,073
		6,850,197

DENMARK — 0.2%
AP Moller - Maersk, Cl B	78	169,100
Danske Bank *	7,177	129,244
DSV Panalpina	936	149,754
Novo Nordisk, Cl B	4,439	556,820
Orsted	235	20,577
Pandora	909	69,203
Vestas Wind Systems	1,900	49,366
		1,144,064

FINLAND — 0.1%
Elisa	989	51,445
Neste	639	32,983
Nordea Bank Abp	30,772	323,383
Sampo, Cl A	250	12,661
Stora Enso, Cl R	1,272	18,713
UPM-Kymmene	1,783	65,457
		504,642

FRANCE — 0.2%
Air Liquide	812	118,220
Dassault Systemes	1,220	45,491
EssilorLuxottica	589	109,988
Hermes International	98	159,278

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Kering	49	$29,441
L'Oreal	155	58,211
LVMH Moet Hennessy Louis Vuitton	89	69,067
Sartorius Stedim Biotech	458	156,318
Teleperformance	96	21,915
TotalEnergies	4,339	271,189
		1,039,118

GERMANY — 0.2%
Brenntag	1,520	96,644
Carl Zeiss Meditec	665	90,663
Commerzbank *	7,090	59,387
Deutsche Boerse	247	45,392
Deutsche Telekom	19,416	394,977
GEA Group	1,917	78,389
Hannover Rueck	1,175	223,051
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	647	204,360
RWE	433	19,061
Siemens Energy	582	9,775
		1,221,699

HONG KONG — 0.0%
New China Life Insurance, Cl H	20,900	49,060
Orient Overseas International	5,000	95,007
Techtronic Industries	3,500	42,665
Vinda International Holdings	4,000	10,413
		197,145

HUNGARY — 0.0%
MOL Hungarian Oil & Gas	9,354	67,717

INDONESIA — 0.4%
Adaro Energy Indonesia	1,278,400	316,368
Astra International	176,000	68,094
Bank Central Asia	647,400	384,607
Bank Mandiri Persero	494,800	333,773
Bank Negara Indonesia Persero	400,800	253,903
Bank Rakyat Indonesia Persero	1,028,600	327,211
Indah Kiat Pulp & Paper	113,500	72,552

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDONESIA — continued
Indofood Sukses Makmur	55,500	$22,790
Sumber Alfaria Trijaya	731,200	144,167
United Tractors	55,600	109,362
Vale Indonesia *	160,600	76,081
		2,108,908

ITALY — 0.1%
Ferrari	239	53,309
Prysmian	4,171	146,990
		200,299

JAPAN — 2.5%
Advantest	2,500	170,157
Ajinomoto	7,700	243,804
Bandai Namco Holdings	1,900	125,895
Bridgestone	3,300	124,477
Canon	600	14,025
Chiba Bank	52,300	317,879
Chugai Pharmaceutical	3,600	95,870
Daiichi Sankyo	4,500	149,042
Daikin Industries	900	148,429
Daito Trust Construction	200	22,317
Denso	1,300	71,735
Disco	200	60,111
ENEOS Holdings	85,500	288,544
Fuji Electric	500	20,718
FUJIFILM Holdings	2,600	139,860
Fujitsu	1,400	189,972
Hamamatsu Photonics	500	26,402
Hitachi	500	26,740
Hoya	2,900	300,092
Idemitsu Kosan	1,700	39,922
Inpex	15,700	173,008
Isuzu Motors	13,000	170,340
ITOCHU	9,400	295,227
Japan Post Bank	35,700	272,890
Japan Post Holdings	48,500	380,151
Japan Tobacco	22,500	460,336
JSR	4,400	93,384
KDDI	1,000	29,745
Kikkoman	300	16,992

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Kirin Holdings	26,700	$421,476
Kurita Water Industries	1,400	62,781
Marubeni	12,500	141,405
Minebea Mitsumi	4,000	66,414
Mitsubishi Estate	22,700	320,537
Mitsubishi HC Capital	2,500	11,927
Mitsubishi UFJ Financial Group	15,200	82,894
Mitsui	9,100	264,116
Mitsui Fudosan	16,000	324,369
Mitsui OSK Lines	5,000	123,842
Mizuho Financial Group	54,800	683,950
Murata Manufacturing	3,600	197,472
NGK Insulators	2,700	35,836
Nintendo	3,000	128,631
NIPPON EXPRESS HOLDINGS INC	400	23,694
Nippon Sanso Holdings	1,800	30,085
Nippon Steel	14,000	224,298
Nippon Telegraph & Telephone	23,100	640,540
Nippon Yusen	21,000	467,448
Nissin Foods Holdings	1,800	137,169
Nitto Denko	1,300	82,135
Nomura Real Estate Holdings	2,400	58,134
Nomura Research Institute	2,400	53,181
NTT Data	1,100	17,018
Obayashi	8,900	66,537
Obic	100	16,005
Olympus	1,900	39,252
Ono Pharmaceutical	500	12,814
Oriental Land	200	28,910
ORIX	7,500	121,516
Osaka Gas	5,700	88,102
Otsuka Holdings	3,400	116,516
Pan Pacific International Holdings	1,400	24,444
Panasonic Holdings	8,000	74,701
Renesas Electronics *	6,900	67,673
Resona Holdings	32,300	155,448
Rohm	300	24,081
Secom	600	37,095
Sekisui Chemical	900	12,729
Sekisui House	7,800	146,045
Seven & i Holdings	2,700	109,860
SG Holdings	1,600	24,948

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Shimadzu	700	$21,514
Shin-Etsu Chemical	2,400	310,573
SMC	100	45,631
Sompo Holdings	1,000	44,109
Sony	3,700	306,509
Sumitomo Electric Industries	13,400	157,360
Sumitomo Mitsui Financial Group	2,900	98,428
Sumitomo Mitsui Trust Holdings	11,500	368,813
Suntory Beverage & Food	1,100	37,486
Taisei	4,300	130,716
Takeda Pharmaceutical	3,200	94,090
TDK	1,800	64,882
Tokio Marine Holdings	5,100	105,207
Tokyo Electric Power Holdings *	47,100	171,827
Tokyo Electron	900	305,434
Tokyo Gas	10,100	185,790
TOPPAN INC	800	12,461
Toyota Motor	5,000	73,609
Yakult Honsha	1,200	76,585
		12,845,116

MALAYSIA — 0.2%
AMMB Holdings	96,300	90,650
CIMB Group Holdings	111,900	146,365
Hong Leong Bank	32,700	153,683
IHH Healthcare	30,400	39,767
Malayan Banking	74,000	143,834
Petronas Chemicals Group	39,800	76,697
Public Bank	26,700	27,078
RHB Bank	61,600	78,032
Telekom Malaysia	63,400	80,138
		836,244

MEXICO — 0.4%
America Movil ADR, Cl L	24,615	479,008
Arca Continental	27,900	232,235
Coca-Cola Femsa ADR	4,846	331,030
Grupo Aeroportuario del Pacifico, Cl B	2,700	43,856
Grupo Aeroportuario del Sureste ADR	1,052	260,149
Grupo Bimbo, Ser A	50,900	215,983
Grupo Carso	17,100	74,528

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MEXICO — continued
Grupo Financiero Inbursa, Cl O *	67,800	$127,841
Grupo Mexico	18,400	74,863
Promotora y Operadora de Infraestructura	10,290	91,231
Sitios Latinoamerica *	3,463	1,543
Wal-Mart de Mexico	43,700	172,703
		2,104,970

NETHERLANDS — 0.5%
ASML Holding	1,245	760,101
JDE Peet's	2,132	66,043
Koninklijke Ahold Delhaize	19,787	576,637
Koninklijke DSM	639	82,881
NN Group	3,266	139,578
OCI	1,653	69,979
Shell	24,546	718,361
Wolters Kluwer	1,037	114,289
		2,527,869

NORWAY — 0.3%
DNB Bank	12,196	238,141
Equinor	27,217	1,048,149
Norsk Hydro	33,238	250,286
		1,536,576

PERU — 0.1%
Credicorp	2,214	339,960
Southern Copper	3,615	220,587
		560,547

PHILIPPINES — 0.0%
Aboitiz Equity Ventures	33,250	35,428
Globe Telecom	1,371	55,958
Metropolitan Bank & Trust	35,300	35,970
		127,356

POLAND — 0.0%
Dino Polska *	183	15,040

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
PORTUGAL — 0.0%
Jeronimo Martins SGPS	551	$12,294

PUERTO RICO — 0.0%
Popular	1,223	89,303

RUSSIA — 0.0%
Evraz * (1)	16,851	—

SINGAPORE — 0.1%
DBS Group Holdings	11,900	310,337
Keppel	12,800	71,444
Singapore Telecommunications	24,000	48,250
STMicroelectronics	553	21,405
United Overseas Bank	6,500	149,874
Venture	1,400	17,975
		619,285

SOUTH AFRICA — 0.4%
Absa Group	19,997	239,788
African Rainbow Minerals	1,958	33,909
Anglo American	6,932	288,200
Anglo American Platinum	1,835	185,472
Aspen Pharmacare Holdings	1,196	9,925
Exxaro Resources	9,208	120,441
FirstRand	5,526	21,477
Impala Platinum Holdings	3,012	36,607
MTN Group	13,963	114,422
Nedbank Group	11,303	149,407
Sasol	10,628	184,778
Shoprite Holdings	5,479	80,649
Sibanye Stillwater	53,377	148,517
Standard Bank Group	23,848	250,976
Vodacom Group	8,154	59,385
Woolworths Holdings	5,855	22,295
		1,946,248

SOUTH KOREA — 0.4%
DB Insurance	1,142	54,281
GS Holdings	2,503	93,034
Hana Financial Group	2,158	73,808

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
HD Hyundai	445	$22,003
Hyundai Glovis	61	8,275
Industrial Bank of Korea	25,636	219,436
Kakao	370	16,234
KB Financial Group	2,990	118,726
Kia	3,952	208,128
Korea Zinc	257	124,246
KT&G	5,845	443,513
Kumho Petrochemical	346	39,800
LG Electronics	297	22,412
LG Innotek	574	138,390
Samsung Electronics	4,159	199,836
Samsung Engineering *	748	14,142
Samsung Securities	930	25,168
Shinhan Financial Group	2,581	74,824
Woori Financial Group	19,751	197,311
Yuhan	170	7,599
		2,101,166

SPAIN — 0.2%
CaixaBank	86,144	320,269
Iberdrola	18,507	209,083
Repsol	15,604	240,932
		770,284

SWEDEN — 0.2%
Alfa Laval	4,339	124,938
Atlas Copco, Cl A	25,804	321,645
Boliden	397	14,996
Epiroc, Cl A	3,719	71,613
Investor, Cl B	10,944	203,677
L E Lundbergforetagen, Cl B	822	35,913
Nibe Industrier, Cl B	21,544	203,396
Skandinaviska Enskilda Banken, Cl A	15,002	172,984
Svenska Handelsbanken, Cl A	2,498	25,374
		1,174,536

SWITZERLAND — 0.5%
Chocoladefabriken Lindt & Spruengli	6	63,116
Kuehne + Nagel International	809	196,538

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Lonza Group	142	$74,705
Novartis	11,626	1,034,186
Partners Group Holding	76	75,724
Sika	541	138,258
Sonova Holding	280	72,705
Straumann Holding	350	40,849
Swiss Life Holding	60	32,075
TE Connectivity	1,365	172,154
UBS Group	1,015	18,730
Zurich Insurance Group	976	468,906
		2,387,946

TAIWAN — 0.7%
Accton Technology	11,000	97,881
Acer	42,000	33,707
Advantech	4,599	50,062
ASE Technology Holding	33,000	105,542
Asia Cement	42,000	56,436
Asustek Computer	6,000	52,153
Chailease Holding	20,488	135,229
Compal Electronics	17,000	11,971
Delta Electronics	9,000	88,998
E.Sun Financial Holding	199,782	161,406
Eclat Textile	1,000	15,025
Eva Airways	23,000	21,216
Evergreen Marine Taiwan	16,800	90,195
Fubon Financial Holding	18,069	35,889
Hon Hai Precision Industry	65,000	212,829
Hua Nan Financial Holdings	18,713	13,857
Lite-On Technology	10,000	21,341
MediaTek	4,000	96,655
Mega Financial Holding	28,700	29,890
Micro-Star International	19,000	76,572
Novatek Microelectronics	21,000	205,764
Quanta Computer	4,000	9,323
Realtek Semiconductor	18,000	187,127
SinoPac Financial Holdings	24,520	14,537
Synnex Technology International	32,000	60,852
Taishin Financial Holding	142,564	70,516
Taiwan Cement	41,720	45,990
Taiwan Cooperative Financial Holding	134,863	117,106
Taiwan Semiconductor Manufacturing ADR	8,517	706,741

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
United Microelectronics	202,000	$304,279
Yuanta Financial Holding	159,608	117,438
Zhen Ding Technology Holding	26,000	101,828
		3,348,355

THAILAND — 0.2%
Bangkok Dusit Medical Services NVDR	114,600	98,724
Bumrungrad Hospital NVDR	21,000	135,837
Central Pattana NVDR	20,100	41,582
Central Retail NVDR	10,300	12,661
Delta Electronics Thailand NVDR	4,500	86,580
Kasikornbank NVDR	23,200	95,598
Krung Thai Bank NVDR	399,900	200,685
Land & Houses NVDR	146,000	39,868
PTT Exploration & Production NVDR	68,500	365,243
		1,076,778

TURKEY — 0.1%
Akbank	37,749	35,310
Ford Otomotiv Sanayi	2,485	59,327
Haci Omer Sabanci Holding	132,610	301,615
KOC Holding	5,527	21,047
Turk Hava Yollari AO *	14,224	92,003
Turkiye Is Bankasi, Cl C	154,559	86,983
Turkiye Petrol Rafinerileri *	328	8,475
Turkiye Sise ve Cam Fabrikalari	9,242	19,493
		624,253

UNITED KINGDOM — 0.6%
Ashtead Group	4,475	273,131
AstraZeneca	1,371	185,553
Auto Trader Group	3,946	27,241
BAE Systems	9,058	89,708
BP	87,195	520,707
British American Tobacco	17,954	736,153
Croda International	333	27,538
Experian	4,503	159,322
HSBC Holdings	28,902	177,076
Imperial Brands	7,687	197,719
JD Sports Fashion	39,370	60,682

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Legal & General Group	52,042	$159,644
Linde	1,018	342,537
Next	390	27,872
Spirax-Sarco Engineering	264	36,055
SSE	784	16,261
		3,037,199

UNITED STATES — 38.0%
COMMUNICATION SERVICES — 1.6%
Activision Blizzard	3,193	236,122
Alphabet, Cl A *	12,922	1,304,993
Alphabet, Cl C *	12,400	1,257,980
AT&T	34,854	671,985
Charter Communications, Cl A *	453	177,254
Comcast, Cl A	17,933	657,065
Electronic Arts	1,103	144,251
Fox, Cl A	3,250	105,463
Fox, Cl B	2,469	75,354
Interpublic Group	1,298	44,599
Liberty Broadband, Cl A *	267	24,083
Liberty Broadband, Cl C *	570	51,790
Liberty Media -Liberty Formula One, Cl A *	600	32,982
Liberty Media -Liberty Formula One, Cl C *	946	57,649
Liberty Media -Liberty SiriusXM, Cl B *	2,196	96,251
Live Nation Entertainment *	922	67,085
Lumen Technologies *	10,532	57,610
Meta Platforms, Cl A *	6,029	712,025
Netflix *	524	160,098
News, Cl B	1,712	33,298
Omnicom Group	2,187	174,435
Paramount Global, Cl A	193	4,416
Paramount Global, Cl B	3,853	77,368
Pinterest, Cl A *	1,730	43,977
ROBLOX, Cl A *	808	25,670
Sirius XM Holdings	6,100	39,589
Spotify Technology *	591	46,937
Take-Two Interactive Software *	921	97,341
T-Mobile US *	2,995	453,623
Trade Desk, Cl A *	830	43,276
Verizon Communications	19,291	751,963
Walt Disney *	3,382	330,996

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Warner Bros Discovery *	10,089	$115,015
Warner Music Group, Cl A	700	23,989
		8,196,532

CONSUMER DISCRETIONARY — 3.3%
Advance Auto Parts	188	28,386
Amazon.com *	19,830	1,914,388
Aptiv *	1,032	110,083
AutoNation *	4,486	555,860
AutoZone *	192	495,168
Best Buy	1,744	148,763
Booking Holdings *	120	249,534
Caesars Entertainment *	615	31,248
CarMax *	1,199	83,163
Carnival *	6,565	65,191
Chipotle Mexican Grill, Cl A *	107	174,085
Choice Hotels International	455	56,065
Darden Restaurants	1,179	173,301
Dick's Sporting Goods	2,654	317,365
Dollar General	4,094	1,046,754
Dollar Tree *	2,189	328,985
Domino's Pizza	448	174,151
DoorDash, Cl A *	1,118	65,124
DR Horton	5,390	463,540
eBay	4,160	189,030
Etsy *	503	66,441
Expedia Group *	193	20,620
Ford Motor	19,589	272,287
Garmin	1,480	137,625
General Motors	5,935	240,724
Gentex	1,373	39,680
Genuine Parts	797	146,114
H&R Block	933	40,782
Hilton Worldwide Holdings	1,360	193,963
Home Depot	3,264	1,057,504
Las Vegas Sands *	1,152	53,960
Lennar, Cl A	1,992	174,957
Lennar, Cl B	491	35,652
LKQ	5,913	321,253
Lowe's	3,499	743,713

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Lululemon Athletica *	912	$346,843
Marriott International, Cl A	1,358	224,545
McDonald's	1,732	472,472
MGM Resorts International	1,594	58,755
NIKE, Cl B	2,660	291,775
NVR *	47	218,034
O'Reilly Automotive *	565	488,465
Penske Automotive Group	3,074	388,707
Polaris	766	87,370
Pool	1,040	342,586
PulteGroup	3,466	155,208
Ross Stores	1,244	146,382
Royal Caribbean Cruises *	1,445	86,599
Service International	800	57,160
Starbucks	2,710	276,962
Target	6,562	1,096,313
Tesla *	2,730	531,531
TJX	5,597	448,040
Tractor Supply	1,656	374,769
Ulta Beauty *	510	237,068
Vail Resorts	154	39,661
VF	1,483	48,672
Williams-Sonoma	2,959	345,907
Yum! Brands	1,479	190,288
		17,169,571

CONSUMER STAPLES — 3.5%
Albertsons, Cl A	1,463	30,650
Altria Group	20,341	947,484
Archer-Daniels-Midland	4,380	427,050
BJ's Wholesale Club Holdings *	892	67,114
Brown-Forman, Cl A	439	32,043
Brown-Forman, Cl B	866	63,235
Bunge	715	74,961
Campbell Soup	23,893	1,282,337
Casey's General Stores	833	202,436
Church & Dwight	1,050	85,963
Clorox	278	41,325
Coca-Cola	29,615	1,883,810
Colgate-Palmolive	3,606	279,393

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Conagra Brands	4,619	$175,430
Constellation Brands, Cl A	601	154,667
Costco Wholesale	1,253	675,680
Darling Ingredients *	310	22,267
Estee Lauder, Cl A	1,075	253,474
Flowers Foods	16,697	501,745
General Mills	15,898	1,356,100
Hershey	2,150	505,615
Hormel Foods	1,262	59,314
J M Smucker	5,238	806,704
JBS	9,800	41,622
Kellogg	11,853	864,676
Keurig Dr Pepper	3,013	116,513
Kimberly-Clark	1,544	209,413
Kraft Heinz	10,857	427,223
Kroger	12,720	625,697
Lamb Weston Holdings	523	45,449
McCormick	1,530	130,022
Molson Coors Beverage, Cl B	6,920	381,361
Mondelez International, Cl A	3,285	222,099
Monster Beverage *	1,405	144,518
PepsiCo	7,473	1,386,316
Philip Morris International	6,827	680,447
Post Holdings *	2,736	256,117
Procter & Gamble	6,351	947,315
Reynolds Consumer Products	1,412	45,128
Sysco	2,262	195,686
Tyson Foods, Cl A	3,214	213,024
Walgreens Boots Alliance	4,405	182,808
Walmart	7,344	1,119,372
		18,163,603

ENERGY — 3.9%
Antero Resources *	5,688	207,896
APA	2,033	95,246
Baker Hughes, Cl A	4,219	122,435
Cheniere Energy	1,146	200,963
Chesapeake Energy	5,689	588,811
Chevron	17,214	3,155,498
ConocoPhillips	8,134	1,004,630

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
Coterra Energy	12,730	$355,294
Devon Energy	38,443	2,634,114
Diamondback Energy	3,632	537,609
DT Midstream	1,163	70,164
EOG Resources	3,802	539,618
Equities	4,130	175,153
Exxon Mobil	30,668	3,414,575
Halliburton	7,941	300,884
Hess	1,646	236,876
HF Sinclair	4,602	286,889
Kinder Morgan	11,398	217,930
Marathon Oil	40,287	1,233,991
Marathon Petroleum	6,293	766,550
New Fortress Energy, Cl A	767	39,040
Occidental Petroleum	11,074	769,532
ONEOK	3,454	231,142
Ovintiv	1,213	67,637
PDC Energy	406	30,174
Phillips 66	2,374	257,437
Pioneer Natural Resources	1,846	435,638
Range Resources	1,423	41,082
Schlumberger	9,136	470,961
Targa Resources	6,427	478,104
Tenaris	10,560	183,315
Texas Pacific Land	14	36,296
Valero Energy	4,514	603,161
Williams	5,634	195,500
		19,984,145

FINANCIALS — 4.4%
Aflac	3,181	228,809
Allstate	3,084	412,948
American Express	1,862	293,433
American Financial Group	1,065	151,464
American International Group	4,716	297,627
Ameriprise Financial	2,062	684,481
Aon, Cl A	1,552	478,451
Apollo Global Management	383	26,576
Arch Capital Group *	3,839	229,994
Ares Management, Cl A	500	39,195

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Arthur J Gallagher	956	$190,349
Assurant	1,057	135,529
Assured Guaranty	510	33,951
Axis Capital Holdings	3,454	198,812
Bank of America	17,196	650,869
Bank of Hawaii	1,963	158,355
Bank of New York Mellon	3,754	172,309
Bank OZK	2,910	134,297
Berkshire Hathaway, Cl B *	4,281	1,363,927
BlackRock, Cl A	357	255,612
Blackstone, Cl A	2,157	197,430
Brown & Brown	1,940	115,605
Capital One Financial	2,483	256,345
Cboe Global Markets	418	53,019
Charles Schwab	3,684	304,077
Chubb	2,864	628,906
Cincinnati Financial	1,521	168,770
Citigroup	4,689	226,995
Citizens Financial Group	4,036	171,046
CME Group, Cl A	1,094	193,091
CNA Financial	2,764	117,691
Commerce Bancshares	451	33,789
Discover Financial Services	2,139	231,782
East West Bancorp	9,222	647,477
Equitable Holdings	1,214	38,532
Erie Indemnity, Cl A	189	53,372
Everest Re Group	766	258,862
FactSet Research Systems	295	136,081
Fidelity National Financial	3,034	122,452
Fifth Third Bancorp	3,609	131,223
First American Financial	1,333	72,848
First Citizens BancShares, Cl A	181	147,779
First Republic Bank	949	121,102
Franklin Resources	1,281	34,344
Globe Life	426	51,103
Goldman Sachs Group	1,243	479,984
Hanover Insurance Group	3,077	453,242
Hartford Financial Services Group	2,770	211,545
Huntington Bancshares	7,704	119,258
Interactive Brokers Group, Cl A	618	49,625
Intercontinental Exchange	2,316	250,846

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Jefferies Financial Group	1,798	$68,306
JPMorgan Chase	8,046	1,111,796
KeyCorp	9,229	173,597
KKR	2,096	108,824
Loews	807	46,927
LPL Financial Holdings	431	102,022
M&T Bank	1,213	206,234
Markel *	130	172,229
Marsh & McLennan	1,962	339,779
MetLife	6,802	521,713
Moody's	820	244,581
Morgan Stanley	10,213	950,524
Morningstar	165	40,446
MSCI, Cl A	350	177,741
Nasdaq	4,851	332,099
Northern Trust	1,093	101,769
Old Republic International	3,817	93,517
PNC Financial Services Group	1,285	216,214
Principal Financial Group	2,249	201,690
Progressive	4,496	594,146
Prosperity Bancshares	523	39,523
Prudential Financial	1,966	212,387
Raymond James Financial	865	101,119
Regions Financial	32,427	752,631
Reinsurance Group of America, Cl A	270	38,988
S&P Global	826	291,413
Signature Bank NY	562	78,399
State Street	2,158	171,928
SVB Financial Group *	489	113,340
Synchrony Financial	5,736	215,559
T Rowe Price Group	1,288	160,884
Tradeweb Markets, Cl A	588	36,138
Travelers	3,372	640,039
Truist Financial	4,534	212,237
US Bancorp	4,207	190,956
Wells Fargo	9,264	444,209
Western Alliance Bancorp	2,170	148,732
Willis Towers Watson	667	164,189
Wintrust Financial	2,786	254,724

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
WR Berkley	2,502	$190,853
		22,477,611

HEALTH CARE — 6.3%
Abbott Laboratories	4,441	477,763
AbbVie	12,405	1,999,438
ABIOMED *	241	91,047
Agilent Technologies	1,063	164,744
Align Technology *	248	48,772
Alnylam Pharmaceuticals *	658	145,148
AmerisourceBergen, Cl A	3,340	570,105
Amgen	4,145	1,187,128
Avantor *	3,193	71,140
Baxter International	2,872	162,354
Becton Dickinson	1,061	264,550
Biogen *	723	220,638
BioMarin Pharmaceutical *	1,415	142,887
Bio-Rad Laboratories, Cl A *	108	44,789
Bio-Techne	1,076	91,449
Boston Scientific *	5,919	267,953
Bristol-Myers Squibb	9,334	749,334
Cardinal Health	3,749	300,557
Centene *	3,137	273,076
Charles River Laboratories International *	264	60,343
Chemed	99	51,480
Cigna	2,523	829,790
Cooper	416	131,602
CSL	245	50,337
CVS Health	7,698	784,272
Danaher	2,975	813,395
DexCom *	572	66,512
Edwards Lifesciences *	3,045	235,226
Elevance Health	1,447	771,135
Eli Lilly	5,104	1,893,992
Gilead Sciences	7,489	657,759
HCA Healthcare	3,550	852,781
Hologic *	3,000	228,480
Horizon Therapeutics *	5,536	555,205
Humana	1,143	628,536
IDEXX Laboratories *	630	268,298

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Illumina *	350	$76,328
Incyte *	539	42,942
Insulet *	150	44,906
Intuitive Surgical *	516	139,521
IQVIA Holdings *	654	142,585
Johnson & Johnson	12,865	2,289,970
Laboratory Corp of America Holdings	1,096	263,807
McKesson	2,483	947,711
Medtronic	3,147	248,739
Merck	24,352	2,681,642
Mettler-Toledo International *	197	289,503
Moderna *	2,623	461,412
Molina Healthcare *	1,602	539,506
Neogen *	1,340	22,190
PerkinElmer	1,084	151,467
Pfizer	26,306	1,318,720
Quest Diagnostics	2,640	400,831
Regeneron Pharmaceuticals *	958	720,129
ResMed	1,060	244,012
Royalty Pharma, Cl A	1,078	47,400
Seagen *	452	54,868
STERIS	377	70,024
Stryker	644	150,625
Teleflex	363	84,986
Thermo Fisher Scientific	1,443	808,397
United Therapeutics *	1,119	313,197
UnitedHealth Group	4,859	2,661,566
Veeva Systems, Cl A *	496	94,419
Vertex Pharmaceuticals *	726	229,706
Viatris, Cl W *	3,810	42,024
Waters *	385	133,441
West Pharmaceutical Services	364	85,416
Zimmer Biomet Holdings	1,168	140,277
Zoetis, Cl A	3,324	512,361
		32,606,643

INDUSTRIALS — 4.7%
3M	3,841	483,851
AECOM	1,348	114,580
AGCO	1,515	201,071

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Air Lease, Cl A	1,150	$44,413
Allegion	314	35,686
AMERCO *	930	58,760
American Airlines Group *	2,284	32,958
AMETEK	1,729	246,244
Armstrong World Industries	278	21,242
Avis Budget Group *	468	104,645
Axon Enterprise *	200	36,806
Boeing *	1,331	238,089
Booz Allen Hamilton Holding, Cl A	3,566	379,422
Builders FirstSource *	3,210	205,215
Carlisle	593	156,024
Carrier Global	3,583	158,799
Caterpillar	1,427	337,357
CH Robinson Worldwide	926	92,804
Cintas	1,065	491,796
Copa Holdings, Cl A *	523	45,831
Copart *	4,086	271,964
CoStar Group *	1,630	132,095
CSX	11,600	379,204
Cummins	2,393	601,026
Deere	1,253	552,573
Delta Air Lines *	3,939	139,322
Dover	2,936	416,765
Eaton	4,586	749,582
Emerson Electric	5,148	493,024
Equifax	903	178,225
Esab	506	23,954
Expeditors International of Washington	3,134	363,732
Fastenal	7,487	385,655
FedEx	1,415	257,841
Fortive	2,121	143,274
General Dynamics	1,556	392,719
General Electric	2,990	257,050
Graco	300	20,991
HEICO	516	83,752
HEICO, Cl A	651	82,534
Honeywell International	1,609	353,256
Howmet Aerospace	3,866	145,632
Hubbell, Cl B	1,296	329,262
IDEX	1,243	295,200

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Illinois Tool Works	1,375	$312,771
Ingersoll Rand	6,872	370,882
ITT	1,371	115,877
Jacobs Solutions	2,804	354,818
JB Hunt Transport Services	1,738	319,601
Johnson Controls International	3,316	220,315
L3Harris Technologies	935	212,320
Landstar System	1,364	235,945
Leidos Holdings	1,634	178,645
Lockheed Martin	2,649	1,285,268
Masco	2,179	110,650
Nordson	890	210,476
Norfolk Southern	1,198	307,287
Northrop Grumman	630	335,973
nVent Electric	1,352	54,094
Old Dominion Freight Line	1,981	599,470
Otis Worldwide	1,961	153,135
Owens Corning	1,141	101,366
PACCAR	2,674	283,203
Parker-Hannifin	1,702	508,796
Plug Power *	2,715	43,331
Quanta Services	3,315	496,852
Raytheon Technologies	3,523	347,791
Regal Beloit	1,719	225,378
Republic Services, Cl A	1,669	232,475
Robert Half International	2,027	159,687
Rockwell Automation	581	153,512
Rollins	2,592	104,820
RXO *	1,670	31,730
Schneider Electric	3,162	466,948
Snap-on	744	179,006
Southwest Airlines *	2,253	89,917
Stanley Black & Decker	966	78,942
Textron	596	42,542
Timken	1,565	118,909
Toro	245	27,193
Trane Technologies	3,992	712,253
TransDigm Group *	266	167,181
TransUnion	1,528	96,386
Uber Technologies *	1,520	44,293
Union Pacific	2,930	637,070

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
United Airlines Holdings *	933	$41,211
United Parcel Service, Cl B	2,420	459,147
United Rentals *	2,289	808,086
Verisk Analytics, Cl A	1,230	225,963
Wabtec	1,800	181,962
Waste Management	2,420	405,882
Watsco	340	91,453
WW Grainger	784	472,799
XPO Logistics *	1,670	64,495
Xylem	849	95,385
		24,107,716

INFORMATION TECHNOLOGY — 7.5%
Accenture, Cl A	4,097	1,232,910
Adobe *	886	305,608
Advanced Micro Devices *	3,281	254,704
Akamai Technologies *	2,598	246,446
Amdocs	844	74,998
Amphenol, Cl A	3,386	272,336
Analog Devices	1,906	327,660
ANSYS *	214	54,420
Apple	51,574	7,634,499
Applied Materials	3,480	381,408
Arista Networks *	1,795	250,044
Arrow Electronics *	1,279	139,078
Atlassian, Cl A *	212	27,889
Autodesk *	1,076	217,298
Automatic Data Processing	1,616	426,850
Avnet	1,588	71,730
Bentley Systems, Cl B	1,002	39,689
Bill.com Holdings *	300	36,126
Block, Cl A *	1,113	75,428
Broadcom	1,416	780,259
Broadridge Financial Solutions	1,884	280,923
Cadence Design Systems *	2,020	347,521
CDW	2,462	464,432
Cisco Systems	11,747	584,061
Cloudflare, Cl A *	528	25,946
Cognizant Technology Solutions, Cl A	3,019	187,812
Corning	4,142	141,366

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Crowdstrike Holdings, Cl A *	236	$27,765
Datadog, Cl A *	325	24,629
Dell Technologies, Cl C	1,214	54,375
Dynatrace *	932	36,115
Enphase Energy *	452	144,907
Entegris	400	30,916
EPAM Systems *	688	253,583
F5 *	233	36,024
Fair Isaac *	436	270,198
Fidelity National Information Services	2,179	158,152
First Solar *	317	54,692
Fiserv *	2,223	231,992
FleetCor Technologies *	691	135,574
Fortinet *	7,105	377,702
Gartner *	751	263,128
Gen Digital	6,433	147,702
Global Payments	459	47,635
GoDaddy, Cl A *	1,390	109,991
Hewlett Packard Enterprise	11,343	190,336
HP	10,060	302,202
HubSpot *	73	22,121
Intel	14,788	444,675
International Business Machines	4,038	601,258
Intuit	758	308,953
Jabil	817	58,979
Jack Henry & Associates	343	64,947
Juniper Networks	1,278	42,481
Keysight Technologies *	3,125	565,281
KLA	2,049	805,564
Lam Research	1,725	814,856
Manhattan Associates *	333	41,938
Marvell Technology	3,339	155,330
Mastercard, Cl A	2,609	929,848
Microchip Technology	2,316	183,404
Micron Technology	4,893	282,081
Microsoft	30,110	7,682,265
MongoDB, Cl A *	27	4,123
Monolithic Power Systems	203	77,538
Motorola Solutions	1,249	339,978
NetApp	1,110	75,047
NVIDIA	4,076	689,782

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
NXP Semiconductors	1,311	$230,526
ON Semiconductor *	1,706	128,291
Oracle	3,908	324,481
Palantir Technologies, Cl A *	5,170	38,775
Palo Alto Networks *	528	89,707
Paychex	1,916	237,642
Paycom Software *	173	58,664
Paylocity Holding *	162	35,288
PayPal Holdings *	354	27,757
PTC *	879	111,818
Qorvo *	1,222	121,284
QUALCOMM	4,792	606,140
Roper Technologies	433	190,039
Salesforce *	1,595	255,599
Seagate Technology Holdings	2,266	120,030
ServiceNow *	117	48,707
Skyworks Solutions	1,111	106,234
Snowflake, Cl A *	440	62,876
SolarEdge Technologies *	274	81,888
Splunk *	600	46,608
SS&C Technologies Holdings	2,984	160,420
Synopsys *	1,374	466,528
TD SYNNEX	1,634	167,158
Teledyne Technologies *	930	390,693
Teradyne	2,561	239,325
Texas Instruments	2,972	536,327
Trimble *	1,952	116,632
Tyler Technologies *	104	35,645
Ubiquiti	823	246,925
VeriSign *	563	112,493
Visa, Cl A	3,313	718,921
VMware, Cl A *	1,115	135,461
Western Digital *	2,861	105,142
Workday, Cl A *	241	40,464
Zebra Technologies, Cl A *	753	203,521
Zoom Video Communications, Cl A *	352	26,551
Zscaler *	219	29,226
		38,623,294

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — 1.5%
Air Products & Chemicals	1,326	$411,272
Albemarle	2,263	629,091
Amcor	15,203	187,757
Avery Dennison	562	108,651
Ball	1,853	103,916
Celanese, Cl A	897	96,248
CF Industries Holdings	4,689	507,303
Chemours	3,310	102,775
Corteva	8,616	578,651
Crown Holdings	2,310	189,905
Dow	4,763	242,770
DuPont de Nemours	1,894	133,546
Eagle Materials	274	37,357
Eastman Chemical	425	36,813
Ecolab	912	136,645
Element Solutions	2,957	57,839
FMC	1,031	134,690
Freeport-McMoRan	12,316	490,177
Graphic Packaging Holding	1,659	38,124
International Flavors & Fragrances	1,296	137,143
International Paper	4,561	169,304
LyondellBasell Industries, Cl A	2,752	233,948
Martin Marietta Materials	636	233,081
Mosaic	5,183	265,888
Newmont	1,835	87,107
Nucor	4,540	680,773
Olin	3,385	192,877
Packaging Corp of America	955	129,775
PPG Industries	1,244	168,214
Reliance Steel & Aluminum	1,626	343,558
RPM International	1,535	159,057
Sherwin-Williams	748	186,387
Silgan Holdings	925	48,933
Steel Dynamics	3,487	362,404
Vulcan Materials	514	94,232
Westlake	200	21,530
Westrock	844	32,004
		7,769,745

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
REAL ESTATE — 0.1%
CBRE Group, Cl A *	3,991	$317,684
Life Storage ‡	346	37,191
		354,875

UTILITIES — 1.2%
AES	5,543	160,304
Alliant Energy	2,080	117,104
Ameren	2,056	183,642
American Electric Power	2,434	235,611
American Water Works	889	134,915
Atmos Energy	1,028	123,566
Avangrid	928	39,691
CenterPoint Energy	2,026	63,029
CMS Energy	2,386	145,713
Consolidated Edison	5,075	497,553
Constellation Energy	1,592	153,023
Dominion Energy	2,310	141,164
DTE Energy	954	110,673
Duke Energy	1,937	193,564
Edison International	2,205	146,985
Entergy	1,668	193,938
Essential Utilities	800	38,592
Evergy	1,889	111,848
Eversource Energy	1,681	139,288
Exelon	4,778	197,666
FirstEnergy	4,518	186,322
National Fuel Gas	2,837	187,894
NextEra Energy	5,268	446,200
NiSource	547	15,283
OGE Energy	568	22,981
PG&E *	8,810	138,317
Pinnacle West Capital	6,603	517,147
PPL	6,407	189,135
Public Service Enterprise Group	2,481	150,224
Sempra Energy	1,419	235,824
Southern	8,322	562,900
WEC Energy Group	243	24,091

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Xcel Energy	931	$65,375
		5,869,562

		195,323,297
ZAMBIA — 0.0%
First Quantum Minerals	6,725	159,882

Total Common Stock
(Cost $194,017,283)		257,957,275
REGISTERED INVESTMENT COMPANIES — 47.7%

EQUITY FUNDS — 47.7%
AQR International Defensive Style Fund, Cl R6	491,744	6,481,181
AQR Large Cap Defensive Style Fund, Cl R6	307,096	8,804,432
Avantis Emerging Markets Equity ETF	219,154	11,536,267
Avantis International Equity ETF	68,174	3,710,711
Avantis International Small Cap Value ETF	87,677	4,962,518
DFA Emerging Markets Portfolio, Cl I	628,165	16,476,760
DFA Emerging Markets Small Cap Portfolio, Cl I	474,616	9,976,424
DFA Emerging Markets Targeted Value Portfolio, Cl I	186,911	1,955,087
DFA International High Relative Profitability Portfolio, Cl I	946,793	10,859,711
DFA International Real Estate Securities, Cl I	1,676,893	6,254,812
DFA International Small Cap Growth Portfolio, Cl I	113,213	1,589,516
DFA International Small Cap Value Portfolio, Cl I	554,960	10,461,000
DFA International Value Portfolio, Cl I	594,105	10,794,892
DFA Large Cap International Portfolio, Cl I	914,686	21,714,648
DFA Real Estate Securities Portfolio, Cl I	405,925	16,513,041
DFA US Small Cap Portfolio, Cl I	239,062	10,253,366
DFA US Small Cap Value Portfolio, Cl I	161,679	7,139,740
DFA US Targeted Value Portfolio, Cl I	739,955	22,413,226
Dimensional Emerging Markets High Profitability	104,078	2,409,406
iShares MSCI Global Min Vol Factor ETF	385,328	38,066,553
Schwab International Small Cap Equity ETF	60,162	1,960,680

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Vanguard Small Cap Value ETF	36,894	$6,255,009
Vanguard U.S. Quality Factor ETF	39,529	4,421,220
Vanguard U.S. Value Factor ETF	98,922	10,400,659
Total Registered Investment Companies
(Cost $196,195,759)		245,410,859
PREFERRED STOCK — 0.2%

BRAZIL — 0.2%
Cia Energetica de Minas Gerais(2)	49,979	110,372
Gerdau(2)	18,700	113,475
Itausa SA*(2)	176,450	302,281
Petroleo Brasileiro(2)	92,800	472,105

Total Preferred Stock
(Cost $942,892)		998,233
SHORT-TERM INVESTMENT — 1.8%

DWS Government Money Market Series, Institutional Shares, 3.810% (A)
(Cost $9,519,778)	9,519,778	9,519,778

Total Investments — 99.8%
(Cost $400,675,712)		$513,886,145

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

A list of open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE Index	28	Dec-2022	$2,707,806	$2,771,720	$63,914
MSCI Emerging Markets	11	Dec-2022	526,087	540,375	14,288
SGX Nifty 50	101	Dec-2022	3,715,125	3,821,133	106,008
			$6,949,018	$7,133,228	$184,210
Short Contracts
S&P 500 Index E-MINI	(3)	Dec-2022	$(595,158)	$(612,187)	$(17,029)

			$6,353,860	$6,521,041	$167,181

A list of open total return swap agreements held by the Fund at November 30, 2022, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPGEX NAV	SOFR + 35 BPS	SPGEX	Annually	03/10/2023	USD	4,628,554	$(473,615)	$(473,615)

Percentages are based on Net Assets of $514,838,153.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available
(A)	The rate reported is the 7-day effective yield as of November 30, 2022.

ADR — American Depositary Receipt
BPS— Basis Points
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
MIN — Minimum
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
NAV — Net Asset Value
NVDR — Non-Voting Depositary Receipt
S&P— Standard & Poor's
Ser — Series
SGX — Singapore Exchange
SOFR — Secured Overnight Financing Rate
SPGEX — Symmetry Panoramic Global Equity Fund
USD — U.S. Dollar
VOL — Volatility

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock
Australia	$230,646	$2,781,208	$–		$3,011,854
Austria	–	20,096	–		20,096
Brazil	2,002,967	72,922	–		2,075,889
Canada	6,201,804	–	–		6,201,804
Chile	–	89,299	–		89,299
China	–	6,850,197	–		6,850,197
Denmark	–	1,144,064	–		1,144,064
Finland	–	504,642	–		504,642
France	–	1,039,118	–		1,039,118
Germany	–	1,221,699	–		1,221,699
Hong Kong	–	197,145	–		197,145
Hungary	–	67,717	–		67,717
Indonesia	–	2,108,908	–		2,108,908
Italy	53,309	146,990	–		200,299
Japan	–	12,845,116	–		12,845,116
Malaysia	–	836,244	–		836,244
Mexico	2,104,970	–	–		2,104,970
Netherlands	–	2,527,869	–		2,527,869
Norway	–	1,536,576	–		1,536,576
Peru	560,547	–	–		560,547
Philippines	–	127,356	–		127,356
Poland	–	15,040	–		15,040
Portugal	–	12,294	–		12,294
Puerto Rico	89,303	–	–		89,303
Russia	–	–	–	(1)	–
Singapore	–	619,285	–		619,285
South Africa	–	1,946,248	–		1,946,248
South Korea	–	2,101,166	–		2,101,166
Spain	–	770,284	–		770,284
Sweden	–	1,174,536	–		1,174,536
Switzerland	172,154	2,215,792	–		2,387,946
Taiwan	706,741	2,641,614	–		3,348,355
Thailand	–	1,076,778	–		1,076,778
Turkey	–	624,253	–		624,253
United Kingdom	342,537	2,694,662	–		3,037,199
United States	194,622,697	700,600	–		195,323,297
Zambia	159,882	–	–		159,882
Total Common Stock	207,247,557	50,709,718	–		257,957,275
Registered Investment Companies	245,410,859	–	–		245,410,859
Preferred Stock
Brazil	998,233	–	–		998,233
Short-Term Investment	9,519,778	–	–		9,519,778
Total Investments in Securities	$463,176,427	$50,709,718	$–		$513,886,145

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$184,210	$–	$–	$184,210
Unrealized Depreciation	(17,029)	–	–	(17,029)
Total Return Swap^
Unrealized Depreciation	–	(473,615)	–	(473,615)
Total Other Financial Instruments	$167,181	$(473,615)	$–	$(306,434)

(1) The unrealized appreciation/(depreciation) on this investment was $(113,988). This security was impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until November 30, 2022, Russian-held investments were valued at an approximately 100 percent discount from their last traded prices.

^ Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.0%
	Shares	Value
EQUITY FUNDS — 98.0%
AQR Emerging Multi-Style II Fund, Cl R6	625,585	$6,055,662
AQR International Defensive Style Fund, Cl R6	121,743	1,604,578
AQR International Multi-Style Fund, Cl R6	865,479	10,117,453
AQR Large Cap Defensive Style Fund, Cl R6	75,487	2,164,226
AQR Large Capital Multi-Style Fund, Cl R6	901,034	16,533,970
Avantis Emerging Markets Equity ETF	63,104	3,321,795
Avantis International Equity ETF	61,414	3,342,764
Avantis International Small Cap Value ETF	23,085	1,306,611
DFA Emerging Markets Portfolio, Cl I	151,617	3,976,910
DFA Emerging Markets Small Cap Portfolio, Cl I	106,096	2,230,128
DFA Emerging Markets Targeted Value Portfolio, Cl I	49,988	522,872
DFA International High Relative Profitability Portfolio, Cl I	257,140	2,949,396
DFA International Small Cap Growth Portfolio, Cl I	30,149	423,293
DFA International Small Cap Value Portfolio, Cl I	141,715	2,671,328
DFA Large Cap International Portfolio, Cl I	215,514	5,116,311
DFA Real Estate Securities Portfolio, Cl I	52,176	2,122,533
DFA US High Relative Profitability Portfolio, Cl I	345,701	6,378,179
Dimensional Emerging Markets High Profitability	68,000	1,574,200
Dimensional International Value ETF	99,094	3,075,878
Dimensional US Core Equity 2 ETF	184,656	4,765,971
Dimensional US Equity ETF	311,583	13,793,780
Dimensional US Marketwide Value ETF	198,615	7,023,026
Dimensional US Small Capital ETF	47,996	2,624,421
Dimensional US Targeted Value ETF	166,572	7,813,893
iShares MSCI Global Min Vol Factor ETF	83,394	8,238,493
Schwab International Small Cap Equity ETF	21,798	710,397
Vanguard Small Cap Value ETF	8,931	1,514,162
Vanguard U.S. Quality Factor ETF	8,804	984,705
Vanguard U.S. Value Factor ETF	17,776	1,868,969
Total Registered Investment Companies
(Cost $104,387,985)		124,825,904

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

SHORT-TERM INVESTMENT — 1.5%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 3.810% (A)
(Cost $1,897,621)	1,897,621	$1,897,621

Total Investments — 99.5%
(Cost $106,285,606)		$126,723,525

A list of open total return swap agreements held by the Fund at November 30, 2022, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPGTX NAV	SOFR + 35 BPS	SPGTX	Annually	03/10/2023	USD	312,986	$(342,850)	$(342,850)

Percentages are based on Net Assets of $127,317,845.

(A)	The rate reported is the 7-day effective yield as of November 30, 2022.

BPS— Basis Points
Cl — Class
ETF — Exchange-Traded Fund
Min — Minimum
MSCI — Morgan Stanley Capital International
NAV — Net Asset Value
SOFR — Secured Overnight Financing Rate
SPGTX — Symmetry Panoramic Tax-Managed Global Equity Fund
USD — United States Dollar
Vol — Volatility

The following is a summary of the inputs used as of November 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$124,825,904	$–	$–	$124,825,904
Short-Term Investment	1,897,621	–	–	1,897,621
Total Investments in Securities	$126,723,525	$–	$–	$126,723,525

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swap^
Unrealized Depreciation	$–	$(342,850)	$–	$(342,850)
Total Other Financial Instruments	$–	$(342,850)	$–	$(342,850)

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
NOVEMBER 30, 2022 (Unaudited)

^ Swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND
NOVEMBER 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
FIXED INCOME FUNDS — 99.0%
iShares Core 1-5 Year USD Bond ETF, Cl 5	679,812	$31,726,826
JPMorgan U.S. Aggregate Bond ETF	601,693	27,834,318
Vanguard Short-Term Bond Index Fund, Cl Institutional Plus (A)	9,748,377	96,411,451
Vanguard Total Bond Market Index Fund, Cl Institutional Plus (A)	8,584,205	82,065,003
Total Registered Investment Companies
(Cost $254,457,043)		238,037,598
SHORT-TERM INVESTMENT — 0.5%

DWS Government Money Market Series, Institutional Shares, 3.810% (B)
(Cost $1,246,584)	1,246,584	1,246,584

Total Investments — 99.5%
(Cost $255,703,627)		$239,284,182

Percentages are based on Net Assets of $240,417,372.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of November 30, 2022.

Cl — Class
ETF — Exchange-Traded Fund
USD — U.S. Dollar

As of November 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
November 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 97.9%
	Shares	Value
MUNICIPAL BOND FUNDS — 97.9%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	1,019,278	$10,070,465
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	1,932,150	19,456,746
iShares National Muni Bond ETF	19,284	2,048,346
iShares Short-Term National Muni Bond ETF	41,178	4,298,160
Vanguard Tax-Exempt Bond Index ETF	86,702	4,321,228
Total Registered Investment Companies
(Cost $41,497,345)		40,194,945
SHORT-TERM INVESTMENT — 1.7%

DWS Government Money Market Series, Institutional Shares, 3.810% (B)
(Cost $713,422)	713,422	713,422

Total Investments — 99.6%
(Cost $42,210,767)		$40,908,367

Percentages are based on Net Assets of $41,072,777.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of November 30, 2022.

Cl — Class
ETF — Exchange-Traded Fund

As of November 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND
November 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.1%
	Shares	Value
FIXED INCOME FUNDS — 99.1%
DFA Five-Year Global Fixed Income Portfolio, Cl I	2,496,735	$24,867,485
JPMorgan U.S. Aggregate Bond ETF	953,300	44,099,658
Vanguard Total Bond Market Index Fund, Cl Institutional Plus (A)	13,964,518	133,500,789
Vanguard Total International Bond Index Fund, Cl Institutional (A)	5,386,780	158,371,334
Total Registered Investment Companies
(Cost $398,460,910)		360,839,266
SHORT-TERM INVESTMENT — 0.9%

DWS Government Money Market Series, Institutional Shares, 3.810% (B)
(Cost $3,307,499)	3,307,499	3,307,499

Total Investments — 100.0%
(Cost $401,768,409)		$364,146,765

Percentages are based on Net Assets of $363,983,097.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of November 30, 2022.

Cl — Class
ETF — Exchange-Traded Fund

As of November 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND
November 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
EQUITY FUNDS — 99.0%
AQR Alternative Risk Premia Fund, Cl R6	280,309	$2,679,750
AQR Diversified Arbitrage Fund, Cl R6 (A)	1,564,970	18,231,899
AQR Managed Futures Strategy Fund, Cl R6	913,167	8,830,323
AQR Style Premia Alternative Fund	733,829	6,934,682
Total Registered Investment Companies
(Cost $35,718,037)		36,676,654
SHORT-TERM INVESTMENT — 1.0%

DWS Government Money Market Series, Institutional Shares, 3.810% (B)
(Cost $386,459)	386,459	386,459

Total Investments — 100.0%
(Cost $36,104,496)		$37,063,113

Percentages are based on Net Assets of $37,064,331.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of November 30, 2022.

Cl — Class

As of November 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.